As filed with the Securities and Exchange Commission on February 2, 2016

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
                                                             (Check appropriate box or boxes)

THE UBS FUNDS
(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois  60606
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

312-525-7100
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

MARK F. KEMPER	JANA L. CRESSWELL, ESQ.
UBS ASSET MANAGEMENT (AMERICAS) INC.	STRADLEY RONON STEVENS & YOUNG LLP
ONE NORTH WACKER	2005 MARKET STREET, SUITE 2600
CHICAGO, ILLINOIS 60606	PHILADELPHIA, PA 19103-7018

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class P shares of beneficial interest, without par value, of the UBS Total Return Bond Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on March 3, 2016, pursuant to Rule 488 under the Securities Act of 1933, as amended.

FORT DEARBORN INCOME SECURITIES, INC.
One North Wacker Drive
Chicago, Illinois  60606
1-800-647 1568
www.ubs.com

________________, 2016

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of  Fort Dearborn Income Securities, Inc. (“Fort Dearborn” or the “Target Fund”), will be held on April 18, 2016 at 12:00 p.m., Central Time, at the principal executive offices of Fort Dearborn, One North Wacker Drive, __th Floor, Chicago, Illinois 60606 (the “Meeting”).  The purpose of the Meeting is to vote on a proposal to reorganize the Target Fund into Class P shares of UBS Total Return Bond Fund (the “Acquiring Fund”), a newly-organized series of The UBS Funds (the “UBS Trust”).

If you are a shareholder of record of the Target Fund as of the regular close of business of the New York Stock Exchange on February 29, 2016, you have the opportunity to vote on the proposal.  This package contains notice of the Meeting, information about the proposal and the materials to use when casting your vote.  If the Target Fund’s shareholders vote to approve the reorganization, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the reorganization.

UBS Asset Management (Americas) Inc. (“UBS AM (Americas)”), the investment adviser to the Target Fund believes that reorganizing the Target Fund, a closed end fund, into the Acquiring Fund, an open-end will provide the Target Fund shareholders with a fund with a similar investment program that will allow the shareholders to purchase and sell shares at net asset value.   UBS AM (Americas) will serve as the investment advisor of the Acquiring Fund  and the portfolio managers of the Target Fund will also serve as the portfolio managers of the Acquiring Fund.  The proposed reorganization is not expected to result in a change in the level or quality of services shareholders of the Target Fund currently receive.  The proposed reorganization has been carefully reviewed and approved by the Board of Directors of the Target Fund (“Target Fund Board” or “Target Fund Directors”) and the Board of Trustees of the UBS Trust.  The Target Fund Directors recommend that you vote FOR the proposed reorganization.

More information on the specific details of and reasons for the reorganization is contained in the enclosed Combined Proxy Statement/Prospectus.  Please read the enclosed materials carefully and cast your vote on the Proxy Card.  Please vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be.

If you have any questions before you vote, please call the Target Fund toll-free at [_________].  Thank you for your participation in this important initiative.

Sincerely,

_________________________

Mark E. Carver
President
Fort Dearborn Income Securities, Inc.

A Proxy Card(s) covering your Fund(s) is/are enclosed along with the Combined Proxy Statement/Prospectus.

VOTING IS QUICK AND EASY.  YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

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To secure the largest possible representation at the Meeting, please mark, sign and return your Proxy Card.  If you sign, date and return the Proxy Card but give no voting instructions, your shares will be voted “FOR” the proposal indicated on the card. You may revoke your proxy at any time at or before the Meeting.

If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, [Georgeson Inc.], reminding you to vote.

THE BOARD OF TRUSTEES OF THE UBS FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

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INSTRUCTIONS FOR SIGNING PROXY CARD(S)

The following general guidelines for signing Proxy Cards may be of assistance to you and will help avoid the time and expense involved in validating your vote if you fail to sign your Proxy Card properly.

1. Individual accounts: Sign your name exactly as it appears in the registration on the Proxy Card.

2. Joint accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the Proxy Card.

3. All other accounts: The capacity of the individual signing the Proxy Card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid signature
Corporate Accounts
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/18/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

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FORT DEARBORN INCOME SECURITIES, INC.
One North Wacker Drive
Chicago, Illinois  60606
1-800-647 1568
www.ubs.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON APRIL 18, 2016

To the shareholders of  Fort Dearborn Income Securities, Inc. (“Fort Dearborn” or the “Target Fund”):

NOTICE IS HEREBY GIVEN that Fort Dearborn will hold a Special Meeting of Shareholders (the “Meeting”) on April 18, 2016 at 12:00 p.m., Central Time, at the principal executive offices of Fort Dearborn, One North Wacker Drive, ___ Floor, Chicago, Illinois 60606. The purpose of the Meeting is to consider and act upon the following proposals:

1.
To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the: (i) acquisition by The UBS Funds, a Delaware statutory trust (the “UBS Trust”), on behalf of its series, UBS Total Return Bond Fund  (the “Acquiring Fund”) of all of the property, assets and goodwill of the Target Fund, in exchange solely for Class P shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the UBS Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund; (iii) the distribution of Class P shares of the Acquiring Fund to the shareholders of the Target Fund according to their respective interests in complete liquidation of the Target Fund; and (iv) the dissolution of the Target Fund as soon as practicable after the closing (the “Proposal”).

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

A copy of the form of the Plan, which more completely describes the transaction proposed, is attached as Appendix A to the enclosed Combined Proxy Statement/Prospectus.  It is not anticipated that any matters other than the approval of the Proposal will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Combined Proxy Statement/Prospectus.

Shareholders of record of the Target Fund at the regular close of business of the New York Stock Exchange on  February 29, 2016 are entitled to notice of, and to vote at, such Meeting and any adjournment(s) or postponement(s) thereof.  Each share of the Target Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.

Under Illinois law, shareholders of the Target Fund have the right to exercise dissenters’ rights and obtain a cash payment for their shares as a result of the transactions contemplated under the Plan, provided that they comply with the provisions of Sections 11.65 and 11.70 of the Illinois Business Corporation Act.  A summary of the material statutory procedures to be followed by a shareholder of the Target Fund to dissent are set forth in the Combined Proxy Statement/Prospectus.  Also, a copy of Sections 11.65 and 11.70 of the Illinois Business Corporation Act are attached as Appendix F to the Combined Proxy Statement/Prospectus.

The Board of Directors of the Target Fund recommends that shareholders of the Target Fund vote FOR the Proposal.

By order of the Board of Directors of Fort Dearborn Income Securities, Inc.

Mark F. Kemper

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Secretary of Fort Dearborn Income Securities, Inc.
________, 2016

Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card. Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the enclosed Combined Proxy Statement/Prospectus.

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COMBINED PROXY STATEMENT/PROSPECTUS
DATED ____________, 2016

FORT DEARBORN INCOME SECURITIES INC.
One North Wacker Drive
Chicago, Illinois  60606
1-800-647 1568
www.ubs.com

THE UBS FUNDS
One North Wacker Drive
Chicago, Illinois  60606
1-800-647 1568
www.ubs.com

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) solicits proxies to be voted at a special meeting of the shareholders (the “Meeting”) of Fort Dearborn Income Securities, Inc. (“Fort Dearborn” or the “Target Fund”).

At the Meeting, shareholders of the Target Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the Target Fund into Class P shares of UBS Total Return Bond Fund (the “Acquiring Fund”), a newly-organized series of The UBS Funds (the “UBS Trust”), as described more fully in the Plan (the “Reorganization”).  The Target Fund and the Acquiring Fund may be referred to herein as a “Fund” or the “Funds.”

If the Reorganization is approved by the Target Fund’s shareholders on the effective date of the proposed Reorganization, Target Fund shareholders will be issued Class P shares of the Acquiring Fund.

The Meeting will be held at the principal executive offices of the Target Fund, One North Wacker Drive, __th Floor, Chicago, Illinois 60606, at 12:00 p.m., Central Time on April 18, 2016.  The Board of Directors of the Target Fund (“Target Fund Board” or “Target Fund Directors”) is soliciting these proxies on behalf of the Target Fund.  The Target Fund Directors believe that the proposed Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.  This Proxy Statement/Prospectus will first be sent to shareholders on or about March 7, 2016.

The Target Fund is a registered, closed –end management investment company whose shares trade on the New York Stock Exchange (NYSE) and the Acquiring Fund is a registered, open-end management investment company (mutual fund).  If the Target Fund’s shareholders vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the net asset value (NAV) of their investment in the Target Fund immediately prior to the time of the Reorganization, as determined pursuant to the Plan.  The Target Fund will then be liquidated and dissolved.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganization and the Acquiring Fund that you should know before voting on the Plan with respect to the Target Fund and investing in the Acquiring Fund.

You should retain this Proxy Statement/Prospectus for future reference.  Additional information about the Target Fund, the Acquiring Fund and the proposed Reorganization can be found in the following documents, which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and which are incorporated by reference into this Proxy Statement/Prospectus:

1.
The prospectus of the UBS Trust on behalf of the UBS Total Return Bond Fund, dated_______, 2016 (File No. File No. 811-06637; previously filed on EDGAR, Accession No. _______________ ), which is also enclosed herewith (the “Acquiring Fund Prospectus”); and

2.	A statement of additional information (“SAI”) dated ________ 2016 (File No.____________), relating to this Proxy Statement/Prospectus.

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling 1-800-_____________ or by writing to [address].

You may obtain copies of the Target Fund’s annual or semi-annual reports without charge by contacting  Fort Dearborn at [1-800-647 1568] or by visiting   .html.

The Acquiring Fund Prospectus, which accompanies this Proxy Statement/Prospectus, is intended to provide you with additional information about the Acquiring Fund.  The Acquiring Fund is newly organized and currently has no assets or liabilities.  The Acquiring Fund was created specifically in connection with the Plan for the purpose of acquiring the assets and liabilities of the Target Fund and will not commence operations until the date of the Reorganization.  The Acquiring Fund does not have any annual or semiannual reports to date.  You may obtain an additional copy of the Acquiring Fund Prospectus or the related SAI without charge by contacting the UBS Trust at 1-800-647 1568.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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TABLE OF CONTENTS

OVERVIEW
On what proposal am I being asked to vote?
What is the anticipated timing of the Reorganization?
Why are the Reorganization being proposed?
Will the portfolio management of the Target Fund change?
Who will bear the expenses associated with the Reorganization?
What are the federal income tax consequences of the Reorganization?
Has the Board of the Target Fund approved the proposed Reorganization?
How will the number of shares of the Acquiring Fund that I will receive be determined?
How do the fees of the Acquiring Fund compare to those of the Target Fund?
Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganization?
Are the investment objectives and strategies of the Acquiring Fund similar to the investment objectives and strategies of the Target Fund?
Do the fundamental investment restrictions differ between the Target Fund and the Acquiring Fund?
Do the principal risks associated with investments in the Target Fund differ from the principal risks associated with investments in the the Acquiring Fund?
What are the prinicpal differences between open-end and closed-end funds?
How many votes am I entitled to cast?
How do I vote my shares?
What are the quorum and approval requirements for the Reorganization?
What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?
What happens if the Reorganization are not approved by the Target Fund’s shareholders?
COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND
Comparison of Fee Tables
Comparison of Investment Objectives, Strategies and Risks
Comparison of Fundamental and Non-Fundamental Investment Restrictions
Comparison of Portfolio Turnover
Comparison of Fund Performance
Comparison of Investment Advisers and Other Service Providers
Comparison of Share Classes and Distribution Arrangements
Purchase, Redemption and Exchange Procedures of the Acquiring Fund
Comparison of Dividend and Distribution Policies and Fiscal Years
Comparison of Business Structures, Shareholder Rights and Applicable Law
BOARD CONSIDERATIONS
THE PROPOSED REORGANIZATION
Agreement and Plan of Reorganization
Description of the Securities to be Issued
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
PRO FORMA CAPITALIZATION
ADDITIONAL INFORMATION ABOUT THE FUNDS
Financial Highlights
VOTING INFORMATION
Solicitation of Votes
Quorum and Voting Requirements
Effect of Abstention and Broker “Non-Votes”
Adjournment
Other Matters
Future Shareholder Proposals
Record Date and Outstanding Shares
You Have Dissenters' Rights
WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS

3 3 3 4 4 4 4 4 5 5 5 5 6 6 6 7 7 7 7 8 8 8 9 13 18 18 18 20 21 22 22 22 23 24 25 26 27 27 27 27 27 28 28 28 28 28 29 29 32

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION
APPENDIX B – TARGET FUND’S FINANCIAL HIGHLIGHTS
APPENDIX C – TARGET FUND’S PERFORMANCE
APPENDIX D – COMPARISON OF STATE LAWS
APPENDIX E – COMPARISON OF GOVERNING DOCUMENTS
APPENDIX F – DISSENTERS' RIGHTS
A-1 B-1 C-1 D-1 E-1 F-1

OVERVIEW

The following is a brief overview of the proposal to be voted upon at the Meeting of shareholders scheduled for April 18, 2016. Your vote is important. Additional information is contained elsewhere in this Proxy Statement/Prospectus, as well as the Plan, the Acquiring Fund Prospectus, and the SAI for this Proxy Statement/Prospectus, all of which are incorporated herein by reference.

Shareholders should read the entire Proxy Statement/Prospectus and the Acquiring Fund Prospectus (which is included herewith) carefully for more complete information.  If you need another copy of the Proxy Statement/Prospectus, please call the Target Fund at [1-800-337 3503 (toll-free)].

On what proposal am I being asked to vote?

As a Target Fund shareholder, you are being asked to vote on the approval of an Agreement and Plan of Reorganization.  The Plan provides for the: (i) acquisition by the UBS Trust, on behalf of the Acquiring Fund, of all of the property, assets and goodwill of the Target Fund, in exchange solely for Class P shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the UBS Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund; (iii) the distribution of the Class P shares of the Acquiring Fund to the shareholders of the Target Fund according to their respective interests in complete liquidation of the Target Fund; and (iv) the dissolution of the Target Fund as soon as practicable after the closing (the “Proposal”).

As a result of the Reorganization (if approved by shareholders), a Target Fund shareholder will become a shareholder of the Acquiring Fund and shareholders of the Target Fund will receive Class P shares of the Acquiring Fund having a total dollar value equal to the net asset value (not market value) of the shares such shareholder held in the Target Fund immediately prior to the effectiveness of the Reorganization as determined pursuant to the Plan.

The Reorganization of the Target Fund into the Acquiring Fund is currently scheduled to take place as of the [opening of business] on May 9, 2016, or such other date and time as the parties may agree (the “Closing”).  The Class P shares of the Acquiring Fund may be redeemed at NAV at any time, although Class P shares of the Acquiring Fund that are redeemed with in the first ninety days following the Closing of the Reorganization are subject to a redemption fee of 2.00%.

The Plan is subject to certain closing conditions and may be terminated at any time by mutual consent of the Target Fund and the UBS Trust, by the UBS Trust if any condition precedent to its obligations has not been fulfilled or waived by the UBS Trust, or by the Target Fund if any condition precedent to its obligations has not been fulfilled or waived by the Target Fund.

You should consult the Acquiring Fund Prospectus for more information about the Acquiring Fund, which has been incorporated by reference into this Proxy Statement/Prospectus.  In addition, a copy of the Acquiring Fund Prospectus accompanies this Proxy Statement/Prospectus.  For more information regarding shareholder approval of the Reorganization, please refer to the “The Proposed Reorganization” and “Voting Information” sections below.  A form of the Plan is attached hereto as Appendix A to this Proxy Statement/Prospectus.  For more information regarding the calculation of the number of Acquiring Fund shares to be issued, please refer to the “How will the number of shares of the Acquiring Fund that I will receive be determined?” section below.

What is the anticipated timing of the Reorganization?

The Meeting is scheduled to occur on April 18, 2016.  If all necessary approvals are obtained, the proposed Reorganization will likely take place in the second quarter of 2016, and is currently scheduled to take place upon the opening of business on May 9, 2016.

Why is the Reorganization being proposed?

UBS Asset Management (Americas) Inc. (“UBS AM (Americas)”), the investment adviser to the Target Fund believes that the proposed Reorganization is in the best interests of the Target Fund and its shareholders.  The Acquiring Fund will provide the Target Fund shareholders with a comparably priced Fund with a similar investment program.  The Target Fund over the last several years has been trading at a discount to its net asset value (NAV). The proposed Reorganization of the Target Fund into the Acquiring Fund, an open-end fund, will allow Target Fund shareholders to recognize NAV for their shares and avoid the discount that would apply if they were to sell their shares on the stock exchange. The proposed Reorganization also will allow all shareholders of the Target Fund to become shareholders of the Acquiring Fund without experiencing the adverse federal tax consequences of a sale of shares. As an open-end fund, the Acquiring Fund may provide Target Fund shareholders with the potential to achieve greater economies of scale because the Acquiring Fund will be able to increase its asset base through the continuous sale of shares.  Larger funds are generally able to capitalize on economies of scale and spread fixed costs over a broader asset base, and may trade in larger quantities, therefore reducing trading costs.  The proposed Reorganization has been carefully reviewed and approved by the Board of Directors of the Target Fund and the Board of Trustees of the UBS Trust. Lastly, shareholders of an open-end fund will be able to redeem their shares at NAV as opposed to trading their shares in the open market at a price that may be below the NAV, as closed-end funds commonly trade at a discount. The Target Fund Directors recommend that you vote FOR the proposed Reorganization.

Will the portfolio management of the Target Fund change?

No.  UBS AM (Americas) will serve as the investment advisor of the Acquiring Fund and the same portfolio managers that currently manage the Target Fund will be the portfolio managers of the Acquiring Fund.

Who will bear the expenses associated with the Reorganization?

The costs of the solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization will be borne by the Target Fund.  In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Target Fund, UBS AM (Americas) and its affiliates, or, if necessary, a communications firm retained for this purpose.

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes  and will not take place unless the Target Fund and the Acquiring Fund receive a satisfactory opinion of counsel to the effect that the Reorganization will be tax-free, as described in more detail in the section entitled “Federal Income Tax Consequences of the Reorganization” (although there can be no assurance that the Internal Revenue Service will agree with such opinion).   Accordingly, no gain or loss is expected to be recognized by the Target Fund or its shareholders as a direct result of its Reorganization.  In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives in its Reorganization.

For more detailed information about the tax consequences of the Reorganization please refer to the “Federal Income Tax Consequences of the Reorganization” section below.

Has the Board of the Target Fund approved the proposed Reorganization?

The Target Fund Board has approved the Reorganization and the Plan and recommends that you vote to approve the Plan.  The UBS Trustees believe that each proposed Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.

As described in more detail below, UBS AM (Americas) and the Target Fund Board have engaged in discussions regarding how to pursue the best interests of the Target Fund and its shareholders.  UBS AM (Americas) proposed that the UBS Board approve the Reorganization,  in light of a number of factors, including the elimination of the discount at which the Target Fund’s shares have historically traded and the similarity in the Target Fund’s and corresponding Acquiring Fund’s  investment objectives and strategies.  For information regarding the specific factors that were considered by the Target Fund Directors, please refer to the section below entitled “Board Considerations.”

How will the number of shares of the Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Class P shares of the Acquiring Fund received by the Target Fund in the Reorganization.  The number of shares that the Target Fund’s shareholders will receive will be based on the relative net asset values (“NAVs”) of the Target Fund and the Acquiring Fund as of the regular close of business of the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing (the “Closing Date”).  The Target Fund’s assets will be valued pursuant to the Funds’ valuation procedures.  The total value of your holdings should not change as a result of the Reorganization.

How do the fees of the Acquiring Fund compare to those of the Target Fund?

As a result of the proposed Reorganization and after any applicable expense waivers and reimbursements, shareholders of the Target Fund can expect to experience lower expenses as a percentage of average daily net assets as shareholders in the Acquiring Fund after the Reorganization.  The Target Fund, for the 2015 fiscal year, paid UBS AM (Americas) an investment management fee at the rate of  0.47% which is slightly lower than the rate of 0.50% to be paid by the Acquiring Fund to UBS AM (Americas) under the Acquiring Fund’s investment advisory agreement.  However, due to a contractual fee waiver and expense limitation agreement with respect to the Acquiring Fund, the total annual operating expenses of the Acquiring Fund will be limited to 0.50% of the Acquiring Fund’s average annual net assets through October 27, 2017, which is lower than the total annual operating expenses of 0.75% experienced by the Target Fund for the 2015 fiscal year.

For more details, please see “Comparison of Fee Tables” and “Comparison of Investment Advisers and Other Service Providers” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganization?

No.  You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or redemption/exchange fees in connection with the Reorganization, which means that the aggregate value of Acquiring Fund shares issued to you in the Reorganization will be equal to the aggregate net asset value of the Target Fund shares you own immediately prior to a Reorganization.  You may be subject to a redemption fee when selling the Acquiring Fund shares if you sell such shares within 90 days of the effective date of the Reorganization.

Are the investment objectives and strategies of the Acquiring Fund similar to the investment objectives and strategies of the Target Fund?

The Funds have generally similar investment objectives and strategies. The Target Fund’s primary objective is to provide its shareholders with: (1) a stable stream of current income consistent with external interest rate conditions, and (2) a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.  The Target Fund’s secondary objective is capital appreciation. The  Acquiring Fund has a similar investment objective of maximizing total return, consisting of capital appreciation and current income.  The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund. The Acquiring Fund, like the Target Fund, will invest across a number of fixed income markets. The Acquiring Fund, however, may provide a more balanced allocation across the fixed income markets.  For example, the Target Fund currently invests over 70% of its assets in corporate debt, while the Acquiring Fund may invest to a lesser extent in corporate debt, which would be more in line with the benchmark for both Funds.  Like the Target Fund, the Acquiring Fund may invest in foreign obligations denominated in US dollars and in foreign currencies.  While the Target Fund hedges all of its foreign currency exposure back to the US dollar, the Acquiring Fund is permitted to maintain foreign currency exposure up to 25% of its net assets in order to diversify its sources of potential risk and return.

For a detailed comparison of each Target and Acquiring Fund’s investment objectives and strategies and a discussion of certain differences, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

Do the fundamental investment restrictions differ between the Target Fund and the Acquiring Fund?

Most of the fundamental investment restrictions of the Target Fund and the Acquiring Fund are similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds do have slightly different investment restrictions with respect to concentrating in a single industry, but neither Fund’s restriction permits concentration in a single industry.  The diversification of investments restrictions of the two Funds also differ in that the Target Fund’s investment restriction applies the 5% and 10% provisions of the restriction with respect to holdings of a single issuer to 100%  of its assets, while the Acquiring Fund’s restriction only applies the 5% and 10% provisions of the restriction to 75% of its assets.  The lending restrictions between the two Funds differ in that the Acquiring Fund’s policy permits the lending of the Fund’s portfolio securities allows the Acquiring Fund to engage in securities lending, which is a practice in which the Target Fund does not engage.  In addition to the 1940 required investment restrictions, the Target Fund also is subject to some additional investment restrictions that do not apply to the Acquiring Fund.  For example, the Target Fund has an investment restriction that does not permit investment in open-end investment companies.  The Acquiring Fund does not have this restriction and is permitted to invest in other open-end investment companies within the limits of the 1940 Act. In the Reorganization is approved, UBS AM (Americas) does not expect that the differences between the Funds’ investments restrictions will materially affect the way in which the portfolio of the Acquiring Fund is managed compared the Target Fund.

For more information about the Funds’ fundamental investment restrictions, see the section below entitled “Comparison of Fundamental and Non-Fundamental Investment Restrictions.”

Do the principal risks associated with investments in the Target Fund differ from the principal risks associated with investments in the Acquiring Fund?

The principal risks of  the Target Fund are similar to those of the Acquiring Fund.  However, the Target Fund, but not the Acquiring Fund, is subject to the principal risks of investing is collateralized loan obligations (CLOs) and the risk of differences of market price and net asset value of shares.  The Acquiring Fund is subject to securities lending risk, which is not a risk of the Target Fund.   For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

What are the principal differences between open-end and closed-end funds?

In evaluating the Reorganization, shareholders of the Target Fund should consider the important distinctions between closed-end and open-end investment companies and how those distinctions bear upon management of the two Funds and the relative risks associated with an investment in the Funds.  The Acquiring Fund is an open-end fund that engages in a continuous offering of its shares.  In addition, the Acquiring Fund must stand ready to redeem it shares at the instruction of shareholders.  The Acquiring Fund’s size will fluctuates both because of sales and redemptions of its shares as well as market appreciation and depreciation in fund assets.  By contrast, the Target Fund is a closed-end fund that does not sell its shares on a continuous basis and generally may not redeem its shares upon shareholder request. As a consequence, the number of outstanding shares of the Target Fund will generally remain constant (absent an issuer tender offer, an open-market repurchase program or shares issued pursuant to a dividend reinvestment plan). Accordingly, the size of the Target Fund is generally affected only by the market appreciation and depreciation of its assets. This distinction has a direct bearing on the management of the Funds and on expenses to which the Funds are subject.

               As an open-end fund, the Acquiring Fund must be managed in anticipation of possible redemptions, which generally must be honored within seven days after a redemption request is received by the Fund in good order. Payments to shareholders that redeem their shares generally must be paid in cash, the source of which typically is cash-on-hand or cash raised by the sale of portfolio securities. Conversely, unless the Target Fund has announced a tender offer of its shares, the Target Fund need not be managed in anticipation of possible redemptions. The Acquiring Fund, as an open-end fund, has the potential for growth in size through sales of additional shares, with the flexibility in management and the potential per share cost savings that may arise from increased size. In contrast, an investment in the Target Fund does not present the same potential growth because it may not engage in a continuous offering of its shares. However, unlike the Target Fund, the Acquiring Fund’s net assets may decrease due to shareholder redemptions. In order to achieve growth through sales, the Target Fund would be required to engage in an additional underwritten public offering or a rights offering, both of which are expensive and time consuming. The inability of the Target Fund to quickly and relatively inexpensively raise additional capital in a public offering can be a significant impediment to the Target Fund’s operation, if, as a result of market depreciation, the value of its assets were to significantly decline. In such an instance, fixed costs would be spread over fewer assets, thus causing its expense ratio to increase.

               Apart from flexibility of management, there are other distinctions between the two structures of the Funds. Open-end funds, such as Acquiring Fund, provide investors with liquidity by generally allowing shareholders to purchase, sell (redeem) and exchange their shares at NAV each business day the mutual fund is open (subject to certain limitations, as provided in the applicable prospectus). In contrast, the Target Fund lists its shares on the NYSE and holders of Target Fund shares must trade their shares on the open market and will typically receive the prevailing market price at that time, which may be equal to, greater than or less than the per share NAV of the Target Fund shares at the time of the trade.

How many votes am I entitled to cast?

As a shareholder of the Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of the Target Fund on the record date.  The record date is February 29, 2016 (the “Record Date”).  Completion of the Reorganization is conditioned on the approval of the Reorganization by the Target Fund’s shareholders.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed Proxy Card and mailing it in the enclosed postage-paid envelope.   If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call [1-800-337 3503.]

What are the quorum and approval requirements for the Reorganization?

A majority of the shares outstanding and entitled to vote on the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Proposal.

Approval of the Reorganization requires the affirmative vote (i) of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities of the Target Fund, whichever is less (a “1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?

If there are not sufficient votes to approve the Proposal or to achieve a quorum by the time of the Meeting, the Meeting may be postponed or adjourned from time to time to permit further solicitation of proxy votes.  To facilitate the receipt of a sufficient number of votes, we may need to take additional action.  [Georgeson Inc.], a proxy solicitation firm, or other persons who are affiliated with UBS AM (Americas)  or their affiliates, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganization is not approved by the Target Fund’s shareholders?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund Board will consider other alternatives including liquidation of the Target Fund.  The Target Fund liquidation could be a taxable event for shareholders of the Target Fund.

COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND

Comparison of Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Target Fund and the Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization.  Annual Fund Operating Expenses are paid by each Fund.  They include management fees, administrative costs and shareholder servicing fees, including pricing and custody services.  For the Acquiring Fund, Annual Fund Operating Expenses (and related Example Expenses) also are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2015 for the Target Fund.  The numbers provided in the following expense tables and examples for the Acquiring Fund are estimates because this Fund have not commenced operations as of the date of this Proxy Statement/Prospectus.  As such, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

FORT DEARBORN INCOME SECURITIES, INC. SHARES

UBS TOTAL RETURN BOND FUND – CLASS P SHARES

	Fort Dearborn Income Securities, Inc. (Target Fund)	UBS Total Return Bond Fund (Acquiring Fund) and Pro Forma Combined
	Shares	Class P
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days of the Reorganization)	None	2.00%1

	Fort Dearborn Income Securities, Inc. (Target Fund)	UBS Total Return Bond Fund (Acquiring Fund) and Pro Forma Combined

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee2	0.47%	0.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses3	0.28%	0.31%
Total Annual Fund Operating Expenses	0.75%	0.81%4
Fee Waiver/Expense Reimbursement	None	(0.31)% 5
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.75%	0.50%4
1	Details regarding redemption fees can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Proxy Statement/Prospectus.
2
Details regarding the Target and Acquiring Funds’ management fee schedules can be found in the “Comparison of Investment Advisers and Other Service Providers” section of this Proxy Statement/Prospectus.

3	The costs incurred in connection with the Reorganization will be borne by the Target Fund. These Reorganization expenses have not been reflected in the tables above.
4
To the extent that there may be significant redemptions from the Acquiring Fund as a result of the Reorganization, it may increase the Acquiring Fund’s Annual Fund Operating Expenses (before waivers), but Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement would remain at 0.50%, pursuant to the expense limitation agreement noted below.

5
With respect to the Acquiring Fund, the UBS Trust and UBS AM (Americas) have entered into a written contract limiting total annual operating expenses for the Acquiring Fund.   Until at least October 27, 2017. UBS AM (Americas) has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Acquiring Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses do not exceed 0.50% for Class P shares.

Expense Example

The following Examples are intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in the Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Because the Examples are hypothetical and for comparison only, your actual costs may be higher or lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fort Dearborn Income Securities, Inc.

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund shares1	$77	$240	$417	$930

UBS Total Return Bond Fund
(Acquiring Fund)
and
Pro Forma Combined

	1 Year	3 Years	5 Years	10 Years
Class P shares1	$51	$228	$419	$973

1           To the extent that there may be significant redemptions from the Acquiring Fund as a result of the Reorganization, it may increase the Acquiring Fund’s Annual Fund Operating Expenses (before waivers), but Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement would remain at 0.50%, pursuant to the expense limitation agreement noted below.

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Example presented above is based on numerous material assumptions, including that the current contractual agreement will remain in place for one year.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets.  Those factors are beyond the control of the Acquiring Fund and UBS AM (Americas) Inc. The information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

If the Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies and risks of the Target Fund and the Acquiring Fund.  Further information about the Acquiring Fund’s investment objectives, strategies and risks are contained in the Acquiring Fund Prospectus  and Acquiring Fund SAI, which are on file with the SEC.  The Acquiring Fund Prospectus also is included with this Proxy Statement/Prospectus and incorporated herein by reference.

Investment Objective

The Target Fund’s primary investment objective is to provide its shareholders with: (1) a stable stream of current income consistent with external interest rate conditions, and (2) a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.  The Target Fund’s secondary objective is capital appreciation.  The Acquiring Fund has a similar investment objective of maximizing total return, consisting of capital appreciation and current income.  The investment objectives of both Funds are fundamental, meaning they cannot be changed without shareholder approval.

Investment Strategies

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund. The Acquiring Fund, like the Target Fund, will maintain a portfolio of predominately investment grade securities. The Target Fund invests at least 75% of its total assets in non-convertible fixed income securities, which at the time of purchase are considered investment grade by being rated in the four highest grades as determined by Moody’s, S&P or Fitch, or if not rated, are considered by the Advisor to be of comparable investment quality .  The Acquiring Fund has a similar policy that, under normal circumstances, the Fund will invest at least 75% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or if unrated are deemed to be of comparable quality by the Advisor).  However, the Target Fund’s  75% policy is fundamental, meaning it may not be changed without shareholder approval.  The Acquiring Fund’s 75% policy is non-fundamental, which means it may be changed by its Board of Trustees, without approval by shareholders.  The Acquiring Fund also has a policy  that under normal circumstances, the Acquiring Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  The Acquiring Fund will provide at least 60 days notice to shareholders before changing the 80% policy. Furthermore, both the Acquiring Fund and the Target Fund utilize the same Barclays US Aggregate Bond Index.

Both the Acquiring Fund and Target Fund may invest across a number of fixed income markets. Each Fund’s investments in fixed income securities may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed, asset-backed securities, and other securitized and structured debt securities.  The Acquiring Fund, however, may provide a more balanced allocation across the fixed income markets.  For example, the Target Fund currently invests over 70% of its assets in corporate debt securities, while the Acquiring Fund may invest to a lesser extent in corporate debt. Each of the Target Fund and Acquiring Fund also may invest up to 25% of its assets in high yield securities.  While the Acquiring Fund, like the Target Fund, is permitted to invest in collateralized loan obligations (CLOs), such investments are expected to be utilized to a lesser extent in the Acquiring Fund than the Target Fund.

Both the Acquiring Fund and Target Fund may invest in foreign obligations (including emerging markets securities) denominated in US dollars and in foreign currencies.  While the Target Fund hedges all of its foreign currency exposure back to the US dollar, the Acquiring Fund is permitted to maintain foreign currency exposure up to 25% of its net assets.

With respect to the derivative instruments in which the Target Fund and Acquiring Fund may invest as a principal strategy, each Fund is permitted invest in options, futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments for risk management purposes or for investment (non-hedging) purposes.  All of these derivatives may be used by both Funds for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, or securities; or to adjust the Fund’s portfolio duration. In addition, the Acquiring Fund may use derivatives to establish net short positions for currencies.

The Acquiring Fund, unlike the Target Fund, may engage in securities lending for the purpose of generating revenue for the Fund.

Investment Risks- Acquiring Fund and Target Fund

The following principal risks of investments in the Target Fund and the Acquiring Fund are similar, although the precise identification and description of those risks may differ.  Below is a description of the risks of investing in the Target and Acquiring Funds.  The discussion below presents the risks as disclosed in the Acquiring Fund Prospectus.

Neither the Target Fund nor the Acquiring Fund can guarantee that it will achieve its investment objective. If the value of a Fund’s investments goes down, you may lose money.

Interest rate risk— The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors including government policy, inflation expectations and supply and demand. A substantial increase in interest rates may have an adverse impact on the liquidity and valuation of a security, especially those with longer maturities. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed nor that any such policy will have the desired effect on interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Credit and high yield bond risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody’s) or below may have increased risks of default (also known as lower-rated or “junk bonds”). These securities are considered to be predominately speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer’s default or downgrade than investment grade (higher-rated) bonds.

US Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Illiquidity risk—The risk that a Fund may have difficulty or may not be able to sell its investments. Illiquidity may result from political, economic or issuer specific events; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Illiquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Illiquidity risk can be more pronounced in periods of market turmoil.

Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a Fund to reinvest in obligations with lower interest rates than the original obligations. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Market risk—The risk that the market value of a Fund’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

Foreign investing risk—The risk that prices of a Fund’s investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. In addition, political, diplomatic, or regional conflicts, terrorism or war, social and economic instability, and internal or external policies or economic sanctions limiting or restricting foreign investment, the movement of assets or other economic activity may affect the value and liquidity of foreign securities. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

Derivatives risk— Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, a Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). With respect to futures and certain swaps, there is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of a futures commission merchant (“FCM”) with which the Fund has an open position in a futures or swaps contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty. The Fund is also subject to the risk that the FCM could use the Fund’s assets to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes.

Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). A Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Finally, the regulation of swaps and other derivatives is a rapidly changing area of law and it is not possible to predict fully the effects of current or future regulation. It is possible that developments in government regulation of various types of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains; may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy; and could adversely affect the Fund’s ability to achieve its investment objective. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. New requirements, even if not directly applicable  to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

Leverage risk associated with financial instruments—Certain derivatives that a Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Management risk— The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. The Advisor may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to a Fund.

Portfolio turnover risk—High portfolio turnover from frequent trading will increase a Fund’s transaction costs and may increase the portion of the Fund’s capital gains that are realized for tax purposes in any given year. This, in turn, may increase the Fund’s taxable distributions in that year. Frequent trading also may increase the portion of the Fund’s realized capital gains that is considered “short-term” for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.

Investment Risk-Acquiring Fund only

The Acquiring Fund, but not the Target Fund, may engage in securities lending and, therefore, is subject to securities lending risk as described below.

Securities lending risk—Securities lending involves the lending of portfolio securities owned by the Fund to qualified broker-dealers and financial institutions who provide collateral to the Fund in connection with these loans. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund also could lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

Investment Risk- Target Fund only

The Target Fund, but not the Acquiring Fund, is subject to the principal risks of collateralized loan obligations (CLOs) risk and the risk of differences of market price and net asset value of shares as described below.  Collateralized loan obligations (CLO) risk is a principal risk of the Target Fund because CLOs are considered a principal investment for the Target Fund.  Although the Acquiring Fund is permitted to invest in CLOs it is not expected to be a principal investment of the Fund.  The Target Fund also is subject to risk regarding difference between the Fund’s market price and net asset value of shares.  The Acquiring Fund, as an open-end fund, is not subject to this risk.  A description of

Collateralized Loan Obligations (CLOs) risk- A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  CLOs may charge management fees and administrative expenses.  In addition to the normal risks associated with debt securities (e.g. interest rate risk, credit risk and default risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions will not be adequate to make interest or other payments; (ii) the collateral may decline in value or quality or go into default; (iii) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.

Market price and net asset value of shares- Shares of closed-end management investment companies frequently trade at a discount from their net asset values.  Whether an investor will realize gains or losses upon the sale of shares does not depend directly upon the changes in the Fund’s net asset value but rather upon whether the market price of the shares at the time of sales is above or below the investor’s purchase price for the shares.  This market price risk is separate and distinct from the risk that the Fund’s net asset value may decrease.  Accordingly, the shares are designed primarily for long-term investors. Investors in shares should not view the Fund as a vehicle for trading purposes.  The market price of the Fund’s shares will fluctuate with interest rate changes, as well as with price changes of the Fund’s portfolio securities and market supply/demand dynamics (for example, if enough investors decide to sell their shares of the Fund because they have decided to rotate their investments into a different sector or to get out of the market overall, it could depress the price of the Fund’s shares regardless of whether the value of its underlying portfolio is increasing or not).

Comparison of Fundamental Investment Restrictions

As required by the 1940 Act each Fund has adopted certain fundamental investment restrictions including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, diversifying investments and investing in commodities.  In addition, the Target Fund is subject to a few other fundamental investment restrictions. Fundamental investment restrictions may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.  The chart below describes the fundamental restrictions of the Target Fund and the Acquiring Fund and provides a comparison of the Funds’ restrictions.

Subject	Target Fund Fundamental Restrictions	Acquiring Fund Fundamental Restrictions	Comparison of Restrictions
Concentrating
The Target Fund may not invest in the securities of issuers conducting their principal business activities in the same industry, if immediately after such investment the value of its investments in such industry would exceed 25% of the Target Fund’s total assets.  (As to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.)

The Acquiring Fund may not concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or securities of any of its agencies).

The Target Fund’s policy defines concentration as exceeding 25% of the Fund’s total assets in an industry, while the Acquiring Fund defines concentration as investing more than 25% of its net assets in an industry.  The Acquiring Fund specifically excludes U.S. government and agency securities from its restriction, while the Target Fund does not include these exclusions from its restriction.  The difference in the restrictions is not expected to result in a material difference in the operations of  the Funds as the SEC does not recognize the U.S. government as an industry.

Borrowing	The Target Fund may not borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
The Acquiring Fund may not borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required.

There is no significant difference between the two restrictions.
Senior securities	The Target Fund may not issue or sell any class of its senior securities, except that this restriction shall not be deemed to	The Acquiring Fund may not issue securities senior to the Fund’s presently authorized shares of	There is no significant difference between the two restrictions.

Subject	Target Fund Fundamental Restrictions	Acquiring Fund Fundamental Restrictions	Comparison of Restrictions

prohibit the the Target Fund from: (a) making any permitted borrowing, loans or pledges or (b) entering into investment transactions that have been interpreted as not constituting the issuance of senior securities under the federal securities laws.

beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof.

Commodities
The Target Fund may not purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from:  (a) engaging in transactions involving currencies and futures contracts and options thereon; (b) investing in securities or other instruments that are linked to or secured by physical commodities or by indices; and (c) purchasing or selling commodity-linked derivative instruments, including, but not limited to, swap agreements and commodity-linked structured notes, options, and futures contracts with respect to indices or individual commodities.

The Acquiring Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.
There is no significant difference between the two restrictions.
Diversification	The Target Fund may not purchase securities of any issuer (except obligations of or guaranteed by the United States Government or its instrumentalities) if immediately after such purchase more than 5%	The Acquiring Fund may not purchase the securities of any one issuer (other than the US government or any of its agencies or instrumentalities or securities of other	The Acquiring Fund’s restriction provides that 25% of the value of the Fund’s total assets may be invested without regard to the 5% and 10% limitations in the

Subject	Target Fund Fundamental Restrictions	Acquiring Fund Fundamental Restrictions	Comparison of Restrictions
of the Target Fund’s total assets would be invested in the securities of such issuer; or purchase more than 10% of the outstanding voting securities of any issuer.
investment companies) if immediately after such investment: (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

restriction, while the Target Fund’s provision does not have a similar provision. The Acquiring Fund’s restriction, unlike the Target Fund’s restriction, excludes investment companies from its restriction.

Underwriting	The Target Fund may not engage in the business of underwriting securities issued by others or participate with others in any trading accounts.	The Acquiring Fund may not act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.	There is no significant difference between the two restrictions.
Real Estate
The Target Fund may not purchase or sell real estate.  However, the Company may invest in securities secured by real estate or interests therein or debt securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
		The Acquiring Fund may not purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts (“REITs”).	There is no significant difference between the two restrictions.
Lending
The Target Fund may not make loans to persons who intend to use the proceeds for non-business purposes.  However, the Target Fund proposes to lend money, in accordance with the Target Fund’s investment objectives and policies, through the purchase of privately offered debt securities having both long-term and short-term maturities.  The purchase of publicly distributed debt securities is not deemed to constitute a loan.

The Acquiring Fund may not make loans to other persons, except: (a) through the lending of its portfolio securities or to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted to the SEC; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its
The Acquiring Fund restriction permits the Fund to engage in the lending of its portfolio securities. The Target Fund’s restriction does not have a similar provision.

Subject	Target Fund Fundamental Restrictions	Acquiring Fund Fundamental Restrictions	Comparison of Restrictions
investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan.
Illiquid Securities
The Target Fund may, however, acquire securities which are not readily marketable, including securities subject to restrictions on disposition (in which event registration under the Securities Act of 1933 may be required) and securities for which quotations are not readily available, but no such acquisition may be made if immediately after such acquisition more than 15% of its total assets would be invested in such securities.

Although the Acquiring Fund does not have a fundamental restriction on illiquid securities, it is subject to a non-fundamental policy that it will not invest more that 15% of its net assets in illiquid securities.

Investing for Control	The Target Fund may not invest in companies for the purpose of exercising control of management.	None	Although the Acquiring Fund does not have a restriction similar to the Target Fund, the Advisor does not intend to invest for the purpose of exercising control of management.
Oil, gas and mineral exploration
The Target Fund may not invest in interests in oil, gas or other mineral exploration or development programs.  However, this policy will not prohibit the acquisition of securities of publicly held companies engaged in the production or transmission of oil, gas or other minerals.
		None	The Acquiring Fund does not have a restriction similar to the Target Fund but does not currently intend to focus on such investments.
Investment Companies
The Company may not [p]urchase debt or equity securities of other investment companies except by purchase of securities of closed-end companies in the open market involving only customary broker’s commissions or acquisition of such securities as part of a merger, consolidation, reorganization or purchase of assets approved by the Company’s shareholders, if required by law.
None
The Acquiring Fund does not have a similar restriction.  The Acquiring Fund is permitted to invest in other investment companies, including open-end investment companies.  However, the purchase of investment companies is not a principal investment strategy of the Acquiring Fund.

Officers and Directors	The Company may not purchase	None	The lack of a restriction

Subject	Target Fund Fundamental Restrictions	Acquiring Fund Fundamental Restrictions	Comparison of Restrictions

or retain the securities of any issuer, if, to the Company’s knowledge, those officers or directors of the Company or of its investment advisor who individually own beneficially more than 5% of such outstanding securities.
for the Acquiring Fund similar to the restriction of the Target Fund is not expected to result in a material difference in the operations of the Funds.

Comparison of Portfolio Turnover

The Target Fund’s portfolio turnover for its most recent fiscal year ended September 30, 2015 was 26% of the average value of its portfolio.  The Acquiring Fund has not commenced operations, as of the date of this Proxy Statement/Prospectus; however, it is anticipated that the Acquiring Fund’s portfolio turnover rate will likely be somewhat higher than that of the Target Fund, as the Acquiring Fund will purchase and sell securities in response to shareholder activity in the Acquiring Fund.  Open-end funds commonly have higher turnover than closed-end funds, particularly as open-end fund net asset values (e.g., fund size) may fluctuate over time.

Comparison of Fund Performance

If the Reorganization is approved, the Acquiring Fund will be continuing the performance history of the Target Fund.  The Acquiring Fund does not have a performance history because it has not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about the performance of the Target Fund, see Appendix C of this Proxy Statement/Prospectus.

Comparison of Investment Advisers and Other Service Providers

Investment Advisers

UBS AM (Americas) serves as the investment adviser for the Target Fund and the Acquiring Fund.  UBS AM (Americas), a Delaware corporation located at 1285 Avenue of the Americas, New York, New York 10019, is an investment adviser registered with the SEC. As of December 31, 2015, UBS AM (Americas) had approximately $__ billion in assets under management. UBS AM (Americas) is an indirect, wholly owned subsidiary of UBS AG (“UBS”) and a member of the UBS Asset Management Division, which had approximately $___ billion in assets under management as of December 31, 2015. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

Under an the investment management agreement between the Target Fund and UBS AM (Americas), the Target Fund pays UBS AM (Americas) 0.50% per annum of the Fund’s average weekly net assets up to $100,000,000 and 0.40% per annum of average weekly net assets in excess of $100,000,000.  As of the last fiscal year, the Target Fund paid an investment management fee at the rate of 0.47%.  The Acquiring Fund will pay UBS AM (Americas) an investment advisory fee at the rate of 0.50% of average daily net assets.  In addition, the Acquiring Fund also will pay UBS AM (Americas) an administration fee at the rate of 0.075% of average daily net assets.  The Target Fund does not pay a separate administration fee to UBS AM (Americas).

The Acquiring Fund is subject to a contractual fee waiver and expense reimbursement arrangement through October 27, 2017 that will limit the total expenses of the Class P shares of the Acquiring Fund from exceeding 0.50% of average daily net assets.  The Target Fund is not subject to a contractual fee waiver and expense reimbursement arrangement.

Portfolio Managers

The portfolio managers for the Target Fund also serve as the portfolio managers of the Acquiring Fund.

Scott E. Dolan, John Dugenske, Craig G. Ellinger and Brian Fehrenbach are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the portfolios of the Target Fund and Acquiring Fund. Messrs. Dolan, Dugenske, Ellinger and Fehrenbach have access to a globally integrated team of credit analysts and other members of the Fixed Income investment management team who may contribute to research, security selection and portfolio construction. Messrs. Dolan, Dugenske, Ellinger and Fehrenbach are responsible for the overall portfolio of each Fund and for reviewing the overall composition of the portfolio of each Fund to ensure its compliance with the Fund’s stated investment objectives and strategies. Information about Messrs. Dolan, Dugenske, Ellinger and Fehrenbach is provided below.

    Scott E. Dolan is Co-Head of US Multi-Sector Fixed Income Multi-Sector Strategies and a Managing Director at UBS AM (Americas). Prior to joining UBS Asset Management in 2008, Mr. Dolan was a managing director and head of securitized assets for Citigroup Alternative Investments. Prior to joining Citigroup, Mr. Dolan was a managing director and head of mortgages and structured assets for Bear Stearns Asset Management and a senior mortgage trader at the Clinton Group. Mr. Dolan also worked at Deutsche Asset Management as a managing director and co-head of the Rates Group responsible for strategy, security selection and trading for MBS, ABS, agencies and treasuries. Mr. Dolan started his career at Scudder, Stevens and Clark, where he managed total return fixed income mutual funds and institutional portfolios.

John Dugenske is Global Head of Fixed Income and a Group Managing Director at UBS AM (Americas). Prior to joining UBS Asset Management in 2009, Mr. Dugenske spent over four years at the former asset management business of Lehman Brothers, which encompassed Lehman Brothers Asset Management and Neuberger Berman, where he most recently held the position of Head of European and Middle East Fixed Income, based in London.

Craig G. Ellinger is Head of US Investment Grade and Global High Yield Fixed Income and a Managing Director at UBS Asset Management. Mr. Ellinger has been an investment professional with UBS Asset Management since 2000.

Brian Fehrenbach is the Co-Head of US Multi-Sector Fixed Income and a Managing Director at UBS AM (Americas). Prior to joining UBS Asset Management in 2006, Mr. Fehrenbach was a managing director in a global strategic trading unit at Bank of America in Chicago, where he primarily managed a US rate derivatives portfolio. Additionally, Mr. Fehrenbach was the global head of rate derivative and currency trading at Fleet Boston prior to the merger with Bank of America in 2004.

For more information about the management of the Acquiring Fund, please refer to the “Management” section of the Acquiring Fund Prospectus, which is incorporated herein by reference and to the “Investment advisory, principal underwriting and other service arrangements” section of the Acquiring Fund SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the UBS Trust Board’s approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s first annual or semi-annual report to shareholders following commencement of operations. A discussion regarding the basis for the Target Fund Board’s approval of the investment management agreement for the Target Fund is available in the Target Fund’s September 30, 2015 annual report to shareholders.

Custodian

JPMorgan Chase Bank, located at One Beacon Street, Boston, Massachusetts 02108, provides custodian services for the securities and cash of the Target Fund and Acquiring Fund.  JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the applicable Board in accordance with applicable legal requirements.

Administrator

UBS AM (Americas) serves as the administrator of the Target Fund and Acquiring Fund. As administrator, UBS AM (Americas) supervises and manages all aspects (other than investment advisory activities) of the Funds’ operations.  JPMorgan Chase Bank also provides accounting, portfolio valuation and certain administrative services for the Target Fund and Acquiring Fund.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the transfer and dividend disbursing agent for the Acquiring Fund.  Computershare serves as transfer agent for the Target Fund.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Target Fund and Acquiring Fund.

Distributor

UBS Asset Management (US) Inc. (“UBS AM (US)”), located at 1285 Avenue of the Americas, New York, New York 10019-6028, acts as the principal underwriter of for the shares of the Acquiring Fund pursuant to a written agreement.

Comparison of Fund Shares

The Target Fund has a single class of common stock, while the Acquiring Fund offers Class A, Class C and Class P shares. Each such class of the Acquiring Fund offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs.  In addition, some share classes of  have certain eligibility requirements which must be met to invest in that class of shares.  Shares of the Target Fund will be reorganized into Class P shares of the Acquiring Fund as described below. Like the Target Fund, the Class P shares of the Acquiring Fund are not subject to any sales charges or distribution fees.  However, the Class P shares of the Acquiring Fund will charge a temporary redemption fee of 2.00% of the amount redeemed if Class P shares are redeemed within 90 days of the closing of the Reorganization, as described below.

Class P shares of the Acquiring Fund are available for purchase exclusively by:  shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares (now designated Class P shares); retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets; retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million; trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity; banks, registered investment advisors and other financial institutions purchasing Fund shares for their clients as part of an advisory program; college savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds; other investors as approved by the Fund’s Board of Trustees; shareholders who invest a minimum initial amount of $5 million in the Fund (an institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums); Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000; employees of UBS AM (Americas) and UBS AM (US), as long as the employee establishes an account in his or her name directly at the Fund’s transfer agent and purchases a minimum initial amount of $50,000; members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Fund’s transfer agent; investors who are clients of a wrap fee advisory program, including those programs sponsored by UBS AM (Americas) or its affiliates, and who invest a minimum initial amount of $1,000 (with a minimum subsequent investment of $100), unless waived by agreement or otherwise with UBS AM (US); and shareholders of Fort Dearborn Income Securities, Inc. who held such shares as of the date Fort Dearborn Income Securities, Inc. was reorganized into the Fund.

Purchase, Redemption and Exchange Procedures for the Acquiring Fund

While shares of the Target Fund trade on the New York Stock Exchange, as an open-end fund, shares of the Acquiring Fund are purchased, redeemed and/or exchanged with the Acquiring Fund and are not traded on a securities exchange.

Purchase Procedures

The Acquiring Fund offers shares through its distributor on a continuous basis. Shares of the Acquiring Fund may be purchased directly through its transfer agent and through other authorized financial intermediaries. The purchase price of each Class P share of the Acquiring Fund is based on the net asset value next determined after the order is received in good order by the Acquiring Fund or its agent.  Purchases of shares of the Acquiring Fund may be made by mail or telephone. Additional information regarding the purchase procedures of the Acquiring Fund is available in its Prospectus, which is included with the Proxy Statement/Prospectus. The cover page of this Proxy Statement/Prospectus also explains how you can obtain a copy of a Prospectus.

Redemption Procedures

A shareholder may redeem shares of the Acquiring Fund at any time. The Acquiring Fund makes redemptions in cash, typically by check, electronic bank transfer or wire.  The Acquiring Fund reserves the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind).

The Acquiring Fund reserves the right to redeem shares when a shareholder’s account balance falls below $500, subject to certain limitations. The Acquiring Fund provides 60 days’ notice and an opportunity for shareholders to increase their account balance prior to redeeming the account.

Additional information regarding the redemption procedures of the Acquiring Fund is available in its Prospectus, which is included with the Proxy Statement/Prospectus. The cover page of this Proxy Statement/Prospectus also explains how you can obtain a copy of a Prospectus.

Temporary redemption fee. If you sell or exchange Class P shares of the Acquiring Fund less than 90 days after the closing date of the Reorganization, a redemption fee of 2.00% of the amount sold or exchanged will be deducted at the time of the transaction. This amount will be paid to the Acquiring Fund, not to the UBS AM (Americas) or UBS AM (US). The redemption fee is designed to offset the costs associated with trading portfolio securities to facilitate anticipated shareholder redemptions shortly after the Reorganization. Furthermore, UBS AM (Americas) believes imposing a temporary redemption fee will aid in protecting interests of long term shareholders of the Acquiring Fund.

Exchange Privileges

Class P shares of the Acquiring Fund may generally be exchanged for shares of Class P shares of other UBS funds that are available for purchase and offer an exchange feature.  Exchanges of shares are based on the next determined net asset value per share of the Acquiring Fund after the request to exchange subject to the minimum purchase requirements and other eligibility criteria of the Class P shares of the other UBS fund. Additional information regarding the exchange privileges of the Acquiring Fund is available in its Prospectus, which is included with the Proxy Statement/Prospectus. The cover page of this Proxy Statement/Prospectus also explains how you can obtain a copy of a Prospectus.

Frequent or Short-Term Trading Policies

The Acquiring Fund has policies and procedures to discourage excessive or short-term trading. The Acquiring Fund reserves the right to reject or limit any order to purchase shares when it believes it is in the best interests of the Fund. A further description of the Acquiring Fund’s policies related to deterring excessive short term trading activity can be found in in its Prospectus, which is included with the Proxy Statement/Prospectus. The cover page of this Proxy Statement/Prospectus also explains how you can obtain a copy of a Prospectus.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies

The Target Fund declares and distributes its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually.  The Acquiring Fund expects to declare and distribute its net investment income, if any, as dividends monthly. Capital gains, if any, may be distributed at least annually.

With respect to the Acquiring Fund all income and capital gain distributions are automatically reinvested in additional shares of the Acquiring Fund, unless you request in writing a payment in cash.

Additional information regarding the dividend and distribution policies of the Acquiring Fund is available in its Prospectus, which is included with the Proxy Statement/Prospectus. The cover page of this Proxy Statement/Prospectus also explains how you can obtain a copy of a Prospectus.

Fiscal Years

The Target Fund’s fiscal year end is September 30 and the Acquiring Fund’s fiscal year end is June 30.

Comparison of Business Structures, Shareholder Rights and Applicable Law

The Target Fund is a corporation organized under the laws of the state of Illinois. The Acquiring Fund is a series of a Delaware statutory trust.  The operations of the Target Fund are governed by the Target Fund’s Articles of Incorporation and by-laws. The operations of the Acquiring Fund and the UBS Trust are governed by the UBS Trust’s Agreement and Declaration of Trust and by-laws.  A comparison of Illinois and Delaware law is provided in Appendix D.  A comparison of the governing documents of the Funds is provided in Appendix E.

BOARD CONSIDERATIONS

                The Target Fund Board considered the Reorganization at a meeting held on December 3-4, 2015, and the Target Fund Directors, all of whom are not "interested persons" of the Target Fund as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganization, the Target Fund Board determined that: (i) participation in the Reorganization is in the best interest of the Target Fund and its shareholders; and (ii) the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.

In making these determinations, the Target Fund Board reviewed and considered information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Plan; the Acquiring Fund’s investment objectives, strategies and risks; the Acquiring Fund’s fee structure, as compared to the Target Fund’s fee structure; the Acquiring Fund’s investment adviser and other service providers; the fact that UBS AM (Americas) is the investment advisor to both the Target Fund and Acquiring Fund; the federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganizations and the fact that the Target Fund would be responsible for absorbing such costs; the greater potential to achieve economies of scale; proposed expense limitation agreement for the Acquiring Fund; the differences between the operation of a closed-end  fund and an open-end fund, among other relevant information. In addition, the Target Fund Directors were advised by independent legal counsel in their considerations of the Plan and the Reorganization.

The Target Fund Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Plan. Rather, the approval determination was were made on the basis of each Target Fund’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Target Fund Board in making their determination:

•
that the Target Fund has historically traded at a discount to NAV, and that the proposed Reorganization of the Target Fund into the Acquiring Fund, an open-end fund, would allow Target Fund shareholders to recognize NAV for their shares and avoid the discount that would apply if shareholders were to sell their shares on the NYSE;

•
the investment objectives and investment strategies of the Target Fund and Acquiring Fund are similar and UBS AM (Americas) intends to employ a similar investment program for the Acquiring Fund as the investment program it employs for the Target Fund;

•	both the Target Fund and Acquiring Fund utilize the same benchmark, the Barclays US Aggregate Bond Index;

•	the portfolio managers of the Target Fund will continue to serve as the portfolio managers of the Acquiring Fund;

•	the management fee rate paid by the Target Fund for the 2015 fiscal year is only three basis points lower than the management fee to be paid by the Acquiring Fund;

•
UBS AM (Americas) has agreed to limit the total annual operating expenses of the Acquiring Fund to 0.50% for Class P shares until at least October 27, 2017, which is lower than the total annual operating expenses of 0.75% that the Target Fund experienced for the 2015 fiscal year;

•
the Acquiring Fund provides shareholders with the potential to achieve greater economies of scale because the Acquiring Fund, as an open-end fund, may be able to increase its asset base through the continuous sale of shares.  Larger funds are generally able to capitalize on economies of scale and spread fixed costs over a broader asset base;

•	that the Reorganization may provide investment benefits, in terms of investment flexibility and diversification potential;

•	the future prospects of the Target Fund if the Reorganization is not effected, including the Target Fund’s continuing viability as a closed-end investment company;

•	the reasonableness of the terms of the Plan; and

•	the Reorganization is intended to be tax-free for U.S. federal income tax purposes for the Target Fund and shareholders of the Target Fund.

The UBS Trust Board has also determined that (i) participation in the Reorganization is in the best interest of the Acquiring Fund; and (ii) the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.

THE PROPOSED REORGANIZATION

Agreement and Plan of Reorganization

 If approved by shareholders of the Target Fund, the Reorganization of the Target Fund into the Acquiring Fund is expected to occur at [2:00 pm ET] on May 9, 2016, or such other date as the parties may agree (the “Closing”).

The terms and conditions under which the Reorganization may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Appendix A to this Proxy Statement/Prospectus.

The Plan provides that the Target Fund will convey to the Acquiring Fund all of its assets and liabilities as of the Closing.  In consideration, the Acquiring Fund will deliver to the Target Fund full and fractional shares of the Class P shares having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.  Immediately following the Closing, the Target Fund will distribute to its shareholders of record, Class P shares of the Acquiring Fund, determined as of immediately after the close of business on the last business day before the Closing (the “Closing Date”), on a pro rata basis within that class.  Subsequently, the Target Fund will completely liquidate.

The Plan provides that the  Target Fund will convey, transfer, and deliver to the Acquiring Fund at the Closing all of the Target Fund’s then-existing assets (the “Assets”).  In consideration thereof, the UBS Trust, on behalf of the Acquiring Fund, agrees at the Closing (i) to assume and pay when due all obligations and liabilities of the Target Fund, whether absolute, accrued, contingent, or otherwise, including all fees and expenses in connection with the Plan (the “Liabilities”) existing on or after the closing date of the Reorganization, which is the last business day before the Closing (the “Closing Date”); and (ii) to deliver to the Target Fund at the Closing full and fractional Class P Acquiring Fund shares equal in number to the number of full and fractional shares of the Target Fund outstanding as of 4:00 p.m. Eastern time on the Closing Date. Immediately following the Closing, the Target Fund shall distribute the Class P Acquiring Fund shares received by the Target Fund to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Class P shares of the Acquiring Fund equal to the number of full and fractional shares of the Target Fund held by the shareholder as of 4:00 p.m. Eastern time on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 4:00 p.m. Eastern time on the Closing Date.  On the Closing Date, the Target Fund’s assets will be valued pursuant to the Funds’ valuation procedures.  The total net asset value of a shareholder’s holdings should not change as a result of the Reorganization.

The Plan contains a number of representations and warranties made by the Target Fund to the Acquiring Fund related to, among other things, its legal status, compliance with laws and regulations and financial position and similar representations and warranties made by the Target Fund to the Acquiring Fund.  The Plan contains a number of conditions precedent that must occur before either the Target Fund or Acquiring Fund is obligated to proceed with the Reorganization.  These include, among others, that: (1) the shareholders of the Target Fund approve the Plan with respect thereto; and (2) both the Target Fund and Acquiring Fund receive from Stradley Ronon Stevens & Young, LLP the tax opinion discussed below under “Federal Income Tax Consequences of the Reorganization.”

Under the Plan, the Target Fund and the Acquiring Fund may agree to terminate and abandon the Reorganization at any time before or after the approval of shareholders of the Target Fund, or either the Target Fund or the Acquiring Fund may terminate and abandon the Reorganization if certain conditions required under the Plan have not been satisfied.

Approval of the Reorganization requires a 1940 Act Majority, which is the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less.  See the section of this Proxy Statement/Prospectus entitled “Voting Information” for more information.

Description of the Securities to be Issued

Shareholders of the Target Fund class will receive full and fractional shares of the Class P shares of the Acquiring Fund in accordance with the procedures provided for in the Plan. The number of shares that the Target Fund’s shareholders will receive will be based on the relative net asset values (“NAVs”) of the Target Fund and the Acquiring Fund as of the regular close of business of the NYSE on the Closing Date.  The Target Fund’s assets will be valued pursuant to the Funds’ valuation procedures.  The total value of your holdings should not change as a result of the Reorganization.  The shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund.  Unlike the Target Fund, the UBS Trust does not hold annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholder meeting for the election of Trustees.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Fund has qualified since its inception, or if newly organized, intends to qualify for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization pursuant to Sections 361(c)(1) and 354(a) of the Code;

•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization pursuant to Section 1032(a) of the Code;

•
the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

•
the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund pursuant to Section 358(a)(1) of the Code; and

•
the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing) pursuant to Section 1223(1) of the Code.

Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.  As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Where to Find Additional Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

Final Dividend or Other Distributions.  Pursuant to the Plan, before the Reorganization, unless the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund will declare one or more dividends payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity-level tax or as otherwise deemed desirable.  The Reorganization is expected to qualify as a “reorganization” under Section 368(a)(1)(F) of the Code.  Whether or not the Reorganization so qualifies, the Target Fund may declare one or more dividends or other distributions prior to the Closing as such Fund deems necessary or desirable, including in accordance with its current dividend and distribution policy (see “Comparison of the Target Fund and Acquiring Fund-Comparison of Dividend and Distribution Policies and Fiscal Years” above).

Accordingly, in some cases, the Target Fund’s shareholders could receive dividends or other distributions from the Target Fund earlier as a result of the Reorganization than they otherwise would have had the Reorganization not occurred.  These distributions generally will be taxable to the Target Fund’s shareholders.  If a shareholder holds shares of the Target Fund in a nontaxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the nontaxable account.

Capital Loss Carryovers. The ability of the Acquiring Fund to carry forward capital losses (if any) of the Target Fund and use such losses to offset future gains generally will not be limited as a direct result of its Reorganization.  As noted in the Target Fund's September 30, 2015 annual shareholder report, it had $989,352 in post-enactment net capital losses that will be carried forward.

General. You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain the federal income tax consequences.

PRO FORMA CAPITALIZATION

The following table shows the capitalization of the Target Fund and the Acquiring Fund as of September 30, 2015, and on a pro forma combined basis (unaudited) as of September 30, 2015, giving effect to the proposed Reorganization.  The following is an example of the number of shares of the Acquiring Fund that would be exchanged for the shares of the Target Fund if the Reorganization were consummated on September 30, 2015, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.

	Fort Dearborn Income Securities, Inc. (Target Fund)	UBS Total Return Bond Fund (Acquiring Fund)	Pro Forma Adjustments1	Pro Forma UBS Total Return Bond Fund (Acquiring Fund)
Net Assets	$131,472,719	$0	-$250,000	$131,222,719
Net Asset Value Per Share	$14.98	$0		$14.95
Shares Outstanding	8,775,665	0		8,775,665
1 Adjustments due to the cost of the Reorganization.

The table above assumes that the Reorganization occurred on September 30, 2015.  The table is for informational purposes only.  No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.  The total value of your holdings (based on the Target Fund’s net assets) should not change as a result of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

Appendix B to this Proxy Statement/Prospectus contains financial highlights of the Target Fund for the past five years.  The Acquiring Fund has not commenced operations and, therefore, does not have financial highlights.  Certain sections of the Target Fund’s most recent annual reports are incorporated by reference into the SAI relating to this Proxy Statement/Prospectus.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by, and on behalf of, the Target Fund Board, to be used at the Meeting.  This Proxy Statement/Prospectus, along with a Notice of the Meeting and a Proxy Card, is first being mailed to shareholders of the Target Fund on or about March 7, 2016.  Only shareholders of record as of the close of business on the Record Date, February 29, 2016, will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of Proxy Card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed Proxy Cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote by  mail, with the enclosed Proxy Card or in person at the Meeting (confirm no telephone or internet voting).

You may revoke any Proxy Card by attending the Meeting in person, giving another proxy or submitting a written notice of revocation to Mark Kemper, the Target Fund’s Secretary, at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606.  Unless you are attending the Meeting in person, to be effective, your revocation must be received by the Target Fund prior to the Meeting and must indicate your name and account number.  If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby cancelling any proxy previously given.  If your shares are held by your bank or broker, then in order to vote in person at the Meeting, you will need to obtain a “Legal Proxy” from your bank or broker and present it to the Inspector of Election at the Meeting.. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Proxy Statement/Prospectus, proxies may be solicited by telephone or in person by the Directors of the Target Fund, officers of the Target Fund, personnel of the Target Fund’s administrator, or broker-dealer firms.  The costs of soliciting these proxies will be borne by the Target Fund.

[Georgeson Inc.], a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies.  The Target Fund anticipates that the cost of retaining the Solicitor will be approximately $50,000, plus expenses. It is expected that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.

The Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of UBS AM (Americas), UBS AM (US) or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

A majority of the shares outstanding and entitled to vote on the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Proposal.  Approval of the Proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

The Funds expect that, before the Meeting, broker-dealer firms holding shares of the Funds in “street name” for their customers will request voting instructions from their customers and beneficial owners. If the broker-dealer firms do not receive instructions from their customers and beneficial owners and if the broker-dealer does not have discretionary authority to vote such shares, these shares represented by proxy will be considered broker non-votes. Any abstentions or broker non-votes will be counted as shares present for purposes of determining whether a quorum is present, but will not be voted for or against any adjournment or Proposal.

Adjournment

In the event that a quorum is not present at the Meeting, or if insufficient votes in favor of a Proposal are not received by the time of the Meeting, the Meeting will be adjourned to permit further solicitation of proxies. The Meeting may be adjourned by a majority of the votes properly cast upon the question of adjournment.  Any adjournment may be made with respect to any business which might have been transacted at the Meeting, and any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment. The persons named as proxies will vote in their discretion on questions of adjournment for those shares for which proxies have been received that grant discretionary authority to vote on matters that may properly come before the Meeting.

Other Matters

The Target Fund Board does not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus.  The Target Fund Directors are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

In the event shareholders approve the Proposal at this Meeting, the Target  Fund does not anticipate holding an annual meeting in 2016. In the event shareholders do not approve the Proposal, the Fund anticipates that its next annual meeting of shareholders will be held on or around December 5, 2016 (the "2016 annual meeting"). Any shareholder who wishes to submit proposals for inclusion in the Target Fund's proxy statement and proxy card to be considered at the Target Fund's 2016 annual meeting should send such proposals to Mark Kemper, the Secretary of the Target Fund, at UBS Asset Management (Americas), Inc., One North Wacker Drive, Chicago, Illinois 60606. In order for such proposals to be included in the Target Fund's proxy statement and proxy card relating to the 2016 annual meeting, shareholder proposals must be received by the Fund no later than July 2, 2016 and must satisfy other requirements of the federal securities laws. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the proxy statement for the 2016 annual meeting. A shareholder who wishes to make a proposal at the Target Fund's 2016 annual meeting without including the proposal in the Target Fund's proxy statement and proxy card for the 2016 annual meeting must notify the Target Fund of such proposal by directing such notice to the Secretary of the Target Fund at the address set forth above by no later than September 15, 2016. If a shareholder fails to give notice to the Fund by this date, then the persons named as proxies in the proxies solicited by the Board for the 2016 annual meeting may exercise discretionary voting power with respect to any such proposal.

Record Date and Outstanding Shares

Target Fund

Only shareholders of record of the Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The total number of outstanding shares of the Target Fund as of February 29, 2016 was ________.

As of February 29, 2016 the current officers and Directors of the Target Fund in the aggregate beneficially owned less than 1% of the shares of the Target Fund.

As of February 29, 2016, the persons who owned of record or beneficially 5% or more of the outstanding shares of the Target Fund are shown below.  The percentage of the Acquiring Fund that would be owned by the below named shareholders of the Target Fund upon consummation of the Reorganization is expected to remain substantially the same.

Name and Address*	Class; Number of Shares Owned	Percentage of Class Owned

Acquiring Fund

The vote of the shareholders of the Acquiring Fund is not being solicited since their approval or consent is not necessary for the Reorganization to take place.

As of February 29, 2016, the current officers and Trustees of the UBS Trust in the aggregate beneficially owned less than 1% of the shares of the Acquiring Fund.

As of February 29, 2016, no shares of the Acquiring Fund has been offered.

You Have Dissenters’ Rights

The following discussion is a summary of the material statutory procedures to be followed by a shareholder of Target Fund to dissent from the Reorganization as it will be presented at the Meeting in the Proposal.  If you want to exercise dissenters’ rights, you should review carefully Sections 11.65 and 11.70 of the Illinois Business Corporation Act (“IBCA”) and are urged to consult a legal advisor before electing or attempting to exercise these rights because the failure to precisely follow all the necessary legal requirements may result in the loss of such rights.  This description is not complete and is qualified in its entirety by the full text of the relevant provisions of the IBCA, which are reprinted in their entirety as Appendix F to this Proxy Statement/Prospectus.  Target Fund shareholders seeking to exercise dissenters’ rights must strictly comply with these provisions.

Under Illinois law, Target Fund shareholders are entitled to exercise dissenters’ rights and obtain a cash payment for their shares as a result of the Reorganization, provided that they comply with the provisions of Sections 11.65 and 11.70 of the IBCA.  A copy of those sections is attached as Appendix F hereto and incorporated in this Proxy Statement/Prospectus by reference.

If you comply with the provisions of Sections 11.65 and 11.70 of the IBCA, then upon completion of the Reorganization, you are entitled to receive payment in cash from Target Fund, or Acquiring Fund, as successor to Target Fund, for the fair value of your shares, with accrued interest.  The term “fair value” means the value of the shares immediately before the closing of the Reorganization excluding any appreciation or depreciation in anticipation of the Reorganization, unless the exclusion would be inequitable.  If we and you cannot agree on the fair value of your shares or the accrued interest, then the IBCA provides for a judicial determination of these amounts.  The value determined by an Illinois court may be more or less than the value you are entitled to receive under the Plan.

Any Target Fund shareholder awarded “fair value” for his or her shares by the court would receive payment of that fair value in cash in lieu of the right to receive the Class P shares of the Acquiring Fund, and accordingly, such shareholder would not receive any compensation provided under the Plan following the completion of the Reorganization.

Under Section 11.70 of the IBCA, when a reorganization is submitted for approval at a meeting of shareholders, as in the case of the proposed adoption of the Plan, the company, not less than 20 days prior to the meeting, must notify each shareholder who was a shareholder on the record date for notice of such meeting, that dissenters’ rights are available and what procedures are necessary to exercise those rights.  This Proxy Statement/Prospectus constitutes the required notice.  A shareholder of Target Fund who wishes to exercise dissenters’ rights or who wishes to preserve the right to do so should review the following discussion and Appendix F carefully.  Failure to strictly comply with the procedures of Section 11.70 of the IBCA in a timely and proper manner will result in the loss of dissenters’ rights.  A shareholder who loses his, her or its dissenters’ rights will be entitled to receive the per share consideration payable under the Plan.

The following is a summary of the statutory procedures that you must follow if you elect to exercise your dissenters’ rights under the IBCA.  The following summary does not constitute any legal or other advice, nor does it constitute a recommendation that you exercise your rights under Section 11.70 of the IBCA.  This summary is not complete and is qualified in its entirety by reference to Section 11.70 of the IBCA, the text of which is set forth in full in Appendix F to this proxy statement.

How to exercise and perfect your right to dissent

Target Fund shareholders wishing to exercise the rights to dissent must do ALL of the following:

•
you must not vote in favor of the adoption of the Plan (and you should further note that a proxy that is signed and submitted but does not otherwise contain voting instructions will, unless revoked, be voted in favor of the adoption of the Plan), and if you vote by proxy and wish to exercise your dissenters’ rights, you must vote against the adoption of the Plan or abstain from voting your shares;

•	you must continue to hold your shares of Target Fund through the effective date of the Reorganization; and

•	before the vote on the adoption of the Plan at the Meeting, you must deliver to Target Fund a written demand for the payment of the fair value of your shares.

Your failure to vote against the Proposal to adopt the Plan will not constitute a waiver of your dissenters’ rights under the IBCA.  Also, a vote against adoption of the Plan will not by itself be sufficient to satisfy your obligations if you are seeking to exercise your dissenters’ rights.  You must follow the procedures set forth in Section 11.70 of the IBCA to obtain dissenters’ rights.

Once you have delivered your written demand for payment, the following actions will occur, pursuant to the IBCA:

•
within 10 days after the date on which the Reorganization becomes effective, or 30 days after delivery of your written demand to the Target Fund, whichever is later, Target Fund will send you a statement setting forth its opinion as to the estimated fair value of your shares, its latest balance sheet, interim financial statements, an income statement and a commitment to pay you the estimated fair value set forth in its statement;

•
if you disagree with Target Fund’s estimate of the fair value of your shares or the interest that you are entitled to, you must notify Target Fund within 30 days of receiving its statement of value of your estimated fair value for your shares and amount of interest due and demand payment for the difference between your estimate of fair value and interest due and the amount of the payment by the Target Fund;

•
if, within 60 days of receiving your estimated fair value, Target Fund and you have not come to an agreement on the fair value of your shares and interest due, Target Fund or the Acquiring Fund will either pay the difference between your estimate and the Target Fund’s estimate with interest, or cause a petition to be filed in Illinois circuit court, asking the court to determine the fair value of your shares and interest due (if Target Fund or Acquiring Fund does not commence the action, you are permitted by law to commence an action).

In a proceeding brought by Target Fund or Acquiring Fund to determine the fair value of shares, Target Fund or Acquiring Fund will take action to join all dissenting shareholders whose claims have not been settled as parties to the action.  The court will determine the costs of the proceeding, including the reasonable compensation and expenses of the appraisers appointed by the court and excluding fees and expenses of counsel and experts for the respective parties.  If the fair value of the shares as determined by the court materially exceeds the price that Target Fund estimated to be the fair value of the shares or if no estimate was given, then all or any part of the costs may be assessed against Target Fund or Acquiring Fund.  If the amount that any dissenter estimated to be the fair value of the shares materially exceeds the fair value of the shares as determined by the court, then all or any part of the costs may be assessed against that dissenter.  The costs may also be awarded to a dissenter if the court finds that Target Fund did not substantially comply with the applicable requirements described in Section 11.70 of the IBCA.  In addition, costs can be assessed against either party if the court finds that that party acted arbitrarily, vexatiously or not in good faith with respect to the dissenters’ rights.

A share for which you have properly exercised your dissenters’ rights and followed the correct procedures in the IBCA will not be converted into, or represent, a right to receive Class P shares of the Acquiring Fund as provided under the Plan.  None of the dissenting shares after the effective date of the Reorganization will be entitled to vote for any purpose or receive any dividends or other distributions.  If, however, you, as the holder of the shares, fail to properly perfect, effectively withdraw, waive or lose, or otherwise become ineligible to exercise dissenters’ rights under the IBCA, then at that time the shares held by you will be converted into the right to receive Class P shares of Acquiring Fund as provided in the Plan.

If you elect to exercise dissenters’ rights under Section 11.70 of the IBCA, you should mail or deliver a written demand to:

Fort Dearborn Income Securities, Inc.
One North Wacker Drive, __th Floor
Chicago, Illinois 60606
Attention:  _________________

THE FOREGOING SUMMARY OF SECTIONS 11.65 AND 11.70 OF THE IBCA IS NOT COMPLETE AND IS QUALIFIED BY REFERENCE TO THE TEXT OF SECTIONS 11.65 AND 11.70, A COPY OF WHICH IS ATTACHED AS APPENDIX F TO THIS PROXY STATEMENT/PROSPECTUS.  SHAREHOLDERS ARE URGED TO REVIEW CAREFULLY THE TEXT OF SECTIONS 11.65 AND 11.70 AND THIS PROXY STATEMENT/PROSPECTUS, AND TO CONSULT WITH THEIR OWN PERSONAL ADVISORS BEFORE EXERCISING THEIR DISSENTERS’ RIGHTS.

THE FAILURE OF A SHAREHOLDER TO FOLLOW THE PROCEDURES SET FORTH IN SECTIONS 11.65 AND 11.70 WILL TERMINATE SUCH SHAREHOLDER’S DISSENTERS’ RIGHTS.  AS A CONSEQUENCE, EACH SHAREHOLDER WHO DESIRES TO EXERCISE SUCH RIGHTS SHOULD REVIEW SECTIONS 11.65 AND 11.70 AND FOLLOW THEIR PROVISIONS.  A SHAREHOLDER WILL NOT BE PERMITTED TO SPLIT HIS OR HER VOTE; IF A SHAREHOLDER INTENDS TO VOTE, SUCH SHAREHOLDER MUST VOTE ALL OF THE SHARES OWNED BY THE SHAREHOLDER EITHER FOR OR AGAINST THE ADOPTION OF THE PLAN.

WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS

The Acquiring Fund and the Target Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, the Target Fund files, and the Acquiring Fund will file, reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Fund and other registrants that file electronically with the SEC.

For more information with respect to the Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which accompanies this Proxy Statement/Prospectus: (i) see “Management” for more information about the management of the Acquiring Fund; (ii) see “Managing your fund account” for more information about the purchase, redemption, exchange and pricing of shares information of the Acquiring Fund; and (iii) see “Dividends and Taxes” for more information about the Acquiring Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Acquiring Fund.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this __ day of _______, 2016 by and between The UBS Funds (“UBS Trust”), a statutory trust created under the laws of the State of Delaware, on behalf of its series, UBS Total Return Bond Fund (the “Acquiring Fund”), and Fort Dearborn Income Securities Inc., a corporation created under the laws of the State of Illinois (the “Target Fund).

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by UBS Trust, on behalf of the Acquiring Fund, of all of the property, assets, and goodwill of the Target Fund in exchange for full and fractional Class P shares of beneficial interest, with par value of $0.001 per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the Target Fund’s obligations and liabilities; (iii) the distribution of Acquiring Fund Shares to the holders of shares of common stock of the Target Fund (the “Target Fund Shares”), according to their interests in the Target Fund in complete liquidation of the Target Fund; and (iv) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.  The Acquiring Fund will be a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.           Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Target Fund.

(a)           Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, the Target Fund will convey, transfer, and deliver to the Acquiring Fund at the Closing all of the Target Fund’s then-existing assets (the “Assets”).  In consideration thereof, UBS Trust, on behalf of the Acquiring Fund, agrees at the Closing (i) to assume and pay when due all obligations and liabilities of the Target Fund existing on or after the Closing Date of the Reorganization, whether absolute, accrued, contingent, or otherwise, including all fees and expenses in connection with the Plan (the “Liabilities”), such Liabilities to become the obligations and liabilities of the Acquiring Fund; and (ii) to deliver to the Target Fund at the Closing full and fractional Acquiring Fund Shares equal in number to the number of full and fractional shares of the corresponding class of the Target Fund outstanding as of 4:00 p.m. Eastern time on the Closing Date.

(b)           Immediately following the Closing, the Target Fund shall distribute the Acquiring Fund Shares received by the Target Fund pursuant to this Section 1 to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of Class P of the Acquiring Fund equal to the number of full and fractional shares of the Target Fund held by the shareholder as of 4:00 p.m. Eastern time on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 4:00 p.m. Eastern time on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which prior to the Closing represented Target Fund Shares, shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(c)           At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(d)           All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan and shall be turned over to the Acquiring Fund on or prior to the Closing.

(e)           The Reorganization is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (“Code”).

2.           Valuation.

(a)           The net asset value per share of the Acquiring Fund Shares shall equal the net asset value per share of the Target Fund shares as of 4:00 p.m. Eastern time on the Closing Date.  The net asset value of the Target Fund Shares shall be computed as of 4:00 p.m. Eastern time on the Closing Date, unless on such date:  (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii), or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Target Fund Shares shall be computed in accordance with the valuation procedures previously approved by the Target Fund’s Board of Directors.

(b)           In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring or Target Fund Shares is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored, and other trading markets are otherwise stabilized.

(c)           All computations of value regarding the net asset value per share of the Acquiring and Target Fund Shares shall be made by the administrator to the Funds.

3.           Closing and Closing Date.

The Closing shall take place at the offices of UBS Asset Management (Americas) Inc. at 9:00 am. Eastern time on May 9, 2016 or such later date as the officers of UBS Trust may determine (the “Closing Date”).  The address of UBS Asset Management (Americas) Inc. is 1285 Avenue of the Americas, New York, New York 10019.  The Target Fund shall have provided for delivery as of the Closing the Assets to be transferred to the account of the Acquiring Fund’s custodian.  The Target Fund shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 4:00 p.m. Eastern time on the Closing Date.  UBS Trust, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of UBS Trust may reasonably request.

4.           Representations and Warranties.

4.1.           UBS Trust, on behalf of the Acquiring Fund, represents and warrants that:

(a)           The Acquiring Fund is a newly organized series of UBS Trust, which is a statutory trust and was created under the laws of the State of Delaware on August 13, 1993.  UBS Trust is validly existing under the laws of the State of Delaware.  UBS Trust is duly registered under the 1940 Act as an open-end management investment company.

(b)           UBS Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value, of the Acquiring Fund, and each share of the Acquiring Fund, when issued pursuant to and in accordance with the Plan, will be fully paid non-assessable and will have full voting rights.  The Acquiring Fund currently is divided into three classes of shares:  Class A, Class C, and Class P shares of beneficial interest.  Class P shares are the Acquiring Fund Shares.

(c)           It is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by UBS Trust, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the Securities Act of 1933 (the “1933 Act”), the 1940 Act, or as otherwise may be required under the federal and state securities laws or the rules and regulations thereunder.

(d)           The Acquiring Fund will have no financial statements as of the Closing Date.

(e)           The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference, and any supplements or amendments thereto insofar as they relate to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

(f)           The Acquiring Fund is, and will be at the time of Closing, a newly created series, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets of the Target Fund in connection with the Reorganization.

(g)           The Acquiring Fund intends to elect to be a regulated investment company (“RIC”) under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a RIC for its current taxable year.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

4.2.           The Target Fund represents and warrants that:

(a)           It was originally organized as a corporation on September 30, 1972 under the laws of the State of Delaware and was reincorporated on December 31, 1991 under the laws of the State of Illinois.  The Target Fund is validly existing under the laws of the State of Illinois.  It is duly registered under the 1940 Act as a closed-end management investment company.  Its shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)           It currently consists of a single class of common stock.

(c)           It is not a party to or obligated under any provision of its Agreement and Articles of Incorporation, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by it of the transactions contemplated by the Plan.  It has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) that will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)           The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference, and any supplements or amendments thereto insofar as they relate to the Target Fund, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(e)           On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct, and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit by any federal, state, local, or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens, or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee, or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax, or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements, and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return, or declaration of estimated Taxes (and including any amendments with respect thereto).

(f)           The Target Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Target Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

4.3.           UBS Trust, on behalf of the Acquiring Fund, and the Target Fund represent and warrant that:

(a)           All information to be furnished by either Fund for use in preparing any registration statement, proxy statement, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(b)           Neither Fund has any outstanding options, warrants, or other rights to subscribe for or purchase Fund Shares.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by UBS Trust, on behalf of the Acquiring Fund, or the Target Fund of the transactions contemplated by the Plan, except as may be required otherwise under federal or state securities laws or the rules and regulations thereunder.

(d)           There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against UBS Trust, on behalf of the Acquiring Fund, or the Target Fund.  Neither UBS Trust, on behalf of the Acquiring Fund, nor the Target Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Fund’s business or its ability to consummate the transactions herein contemplated.

(e)           The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of UBS Trust’s Board of Trustees and the Target Fund’s Board of Directors, subject, with respect to the Target Fund, to approval of the Target Fund’s shareholders.

(f)           Neither Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

5.           Covenants of UBS Trust, on behalf of the Acquiring Fund, and the Target Fund.

5.1.           UBS Trust, on behalf of the Acquiring Fund:

(a)           Has filed the Registration Statement with the Securities and Exchange Commission (“SEC”) and used its best efforts to provide that the Registration Statement became effective as promptly as practicable.

(b)           Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).

5.2.           The Target Fund:

(a)           Has provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, in connection with the Special Meeting referred to below.

(b)           As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and the Target Fund shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

(c)           Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.

(d)           Undertakes that if the Plan is consummated, the Target Fund will liquidate and dissolve.

(e)           Shall deliver to the Acquiring Fund at the Closing Date confirmation or other adequate evidence as to the Tax costs and holding periods of the assets and property of the Target Fund transferred to the Acquiring Fund, in accordance with the terms of the Plan.

5.3                                                UBS Trust, on behalf of the Acquiring Fund, and the Target Fund intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  UBS Trust, on behalf of the Acquiring Fund, and the Target Fund shall not take any action or cause any action to be taken (including, without limitation. the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.           Conditions Precedent.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)           That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.

(b)           That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And further, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c)           That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a meeting or any adjournment thereof.

(d)           That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund.

(e)           That there shall be delivered to UBS Trust and Target Fund an opinion in form and substance satisfactory to each from the law firm of Stradley, Ronon, Stevens & Young, LLP, counsel to UBS Trust and the Target Fund, to the effect that, assuming the reorganization contemplated hereby is carried out in accordance with this Agreement and the laws of the State of Delaware and the State of Illinois and in accordance with customary representations provided by the parties in a certificate(s) delivered to Stradley, Ronon, Stevens & Young, LLP, the reorganization contemplated by this Agreement qualifies as a “reorganization” under Section 368 of the Code and thus will not give rise to the recognition of income, gain, or loss for federal income tax purposes to the Acquiring Fund, the Target Fund, or the Target Fund’s shareholders.

(f)           That there shall be delivered to Target Fund an opinion in form and substance satisfactory to it from Stradley, Ronon, Stevens & Young, LLP, counsel to UBS Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)           The Acquiring Fund is a series of UBS Trust and that UBS Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)           UBS Trust is an open-end management investment company registered as such under the 1940 Act;

(3)           The consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of UBS Trust, on behalf of the Acquiring Fund;

(4)           UBS Trust, on behalf of the Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.001 per share; and

(5)           Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized, and when issued and delivered as provided in the Plan and the Registration Statement will have been validly issued and fully paid and will be non-assessable by UBS Trust, on behalf of the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of UBS Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of UBS Trust.

(g)           That there shall be delivered to UBS Trust, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to UBS Trust from Chapman and Cutler LLP, special counsel to the Target Fund, to the effect that subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)           The Target Fund is a validly existing corporation in good standing under the laws of the State of Illinois and is a closed-end management investment company registered under the 1940 Act; and

(2)           The consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Target Fund;

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Fund with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Target Fund.

(h)           That the Acquiring Fund’s prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)           That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(j)           The Target Fund will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund; (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address, and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the day of valuation, as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets; (3) if requested by UBS Trust, on behalf of the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the Target Fund; and (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date.

(k)           As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

7.           Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne by the Target Fund.

8.           Termination; Postponement; Waiver; Order.

(a)           Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed by UBS Trust, on behalf of the Acquiring Fund, or the Target Fund if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b)           If the transactions contemplated by the Plan have not been consummated by September 30, 2016, the Plan shall automatically terminate on that date unless a later date is set by officers of UBS Trust or the Target Fund.

(c)           In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof the Plan shall become void and have no further effect, and neither UBS Trust, the Acquiring Fund, or the Target Fund, or any of their trustees, directors, officers, or agents, nor the shareholders of the Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)           At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by UBS Trust, on behalf of the Acquiring Fund, or the Target Fund if in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders.

(e)           The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither UBS Trust, the Acquiring Fund, or the Target Fund, or any of their trustees, directors, officers, or agents, nor the shareholders of the Target Fund or Acquiring Fund shall have any liability with respect to such representations or warranties after the Closing Date.

(f)           If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Directors of the Target Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund, provided that if such term or condition would result in a change in the method of computing the number of Acquiring Fund shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Target Fund promptly calls a special meeting of its shareholders, at which such condition shall be submitted for approval.

9.           Cooperation and Exchange of Information; Reporting Responsibility.

(a)           UBS Trust and Target Fund will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return, or claim for refund; determining a liability for Taxes or in determining the financial reporting of any tax position or a right to a refund of Taxes; or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

(b)           Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund, up to and including the Closing Date, and such later date on which the Target Fund is terminated, including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any federal, state, or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

10.           Liability of UBS Trust and the Target Fund.

It is acknowledged and agreed that all obligations of the Target Fund and UBS Trust with respect to the Acquiring Fund under the Plan are binding only with respect to the Acquiring Fund and the Target Fund, shall be discharged only out of the assets of such Funds, that no other series of UBS Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein, and that neither UBS Trust nor the Acquiring Fund or the Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of UBS Trust, the trustees, directors, officers, or agents of UBS Trust or the Target Fund, or any of them.

11.           Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.           Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.           Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14.           Headings.

The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, UBS Trust, on behalf of the Acquiring Fund, and the Target Fund have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

THE UBS FUNDS
on behalf of UBS Total Return Fund

By:     ____________________________
Name:
Title:

FORT DEARBORN INCOME SECURITIES, INC.

By:     _____________________________
Name:
Title:

APPENDIX B – TARGET FUND’S FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Target Fund’s financial performance for the fiscal periods indicated. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Target Fund, assuming reinvestment of any dividends and distributions.

This information has been audited by Ernst & Young, LLP, an independent registered public accounting firm, whose report, along with the Target Fund’s audited financial statements, is included in the Target Fund’s Annual Report dated September 30, 2015.

Fort Dearborn Income Securities, Inc. - Financial highlights

The tables below set forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Year ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.99	$15.89	$17.87	$17.29	$17.35

Net investment income1	0.64	0.60	0.60	0.67	0.75
Net realized and unrealized gains (losses)	(0.96)	0.44	(1.06)	1.34	0.54
Net increase (decrease) from operations	(0.32)	1.04	(0.46)	2.01	1.29
Dividends from net investment income	(0.64)	(0.62)	(0.70)	(0.71)	(0.92)
Distributions from net realized gains	(0.05)	(0.32)	(0.82)	(0.72)	(0.43)
Total dividends and distributions	(0.69)	(0.94)	(1.52)	(1.43)	(1.35)
Net asset value, end of year	$14.98	$15.99	$15.89	$17.87	$17.29
Market Price, end of year	$14.10	$14.47	$13.96	$17.20	$16.07
Total net asset value return2	(2.05)%	6.77%	(2.82)%	12.23%	8.10%
Total market price return3	2.33%	10.69%	(10.77)%	16.81%	8.59%
Ratios to average net assets:
Expenses	0.75%	0.83%	0.71%	0.67%	0.70%
Net investment income	4.04%	3.76%	3.56%	3.89%	4.50%
Supplemental data:
Net assets, end of year (000's)	$131,473	$140,338	$139,416	$156,791	$151,695
Portfolio turnover rate	26%	44%	133%	175%	154%
Number of shares outstanding at end of year (000's)	8,776	8,776	8,776	8,776	8,776

1Calculated using the average shares method.
2Total net asset value return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each year reported and a sale at the current net asset value on the last day of each year reported, and assuming reinvestment of dividends and other distributions at net asset value on the payable dates. Total net asset value does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total return based on net asset value is hypothetical as shareholders cannot purchase or sell shares at the net asset value but only at market prices.
3Total market price return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total market price return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares.

B-1

APPENDIX C – TARGET FUND PERFORMANCE

Performance bar chart and table

The performance information that follows shows the Target Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s performance from year to year and by showing how the Target Fund’s average annual total returns at net asset value compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at ______________. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
.

Total return

Calendar year

2006 – 4.32%
2007– 5.36%
2008 – (1.06)%
2009 – 15.68%
2010 – 10.15%
2011 – 13.00%
2012 – 11.62%
2013 – (2.21)%
2014 – 4.69%
2015 –  (3.04)%

Best quarter during calendar years shown— 3Q 2009: 10.32%
Worst quarter during calendar years shown— 3Q 2008: (8.01)%

Average annual total returns
(for the periods ended December 31, 2015)

Annualized Returns (%)	One Year	Five Year	Ten Year
Fort Dearborn Income Securities, Inc.
Return Before Taxes	(3.04)	4.60	5.66
Return After Taxes on Distributions	(4.79)	2.35	3.40
Return After Taxes on Distributions and Sale of Portfolio Shares	(1.70)	2.85	3.63
Barclays US Aggregate Index	0.55	3.25	4.51
FDI Fund Index1	0.55%	5.31%	5.75%

1         The FDI Fund Index is an unmanaged index compiled by UBS AM (Americas), constructed as follows: From 12/31/81 to 5/31/2013—5% Barclays US Agency Index (7+ years), 75% Barclays US Credit Index (7+ years), 10% Barclays US Mortgage-Backed Securities Index (all maturities) and 10% Barclays US Treasury Index (7+ years). From 6/1/2013 to present—100% Barclays US Aggregate Index. Investors should note that indices do not reflect the deduction of fees and expenses.

C-1

APPENDIX D – COMPARISON OF STATE LAWS

	Delaware Statutory Trust	Illinois Corporation
Governing Documents/ Governing Body
A Delaware statutory trust (a “DE Trust”) is formed by the filing of a certificate of trust with the Delaware Secretary of State. A DE Trust is an unincorporated association organized under the Delaware Statutory Trust Act (the “DE Statute”) whose operations are governed by its governing document (which may consist of one or more documents). Its business and affairs are managed by or under the direction of one or more trustees. As described in this chart, a DE Trust is granted a significant amount of organizational and operational flexibility. Delaware law permits the management of a DE Trust to take various actions without being required to make state filings or obtain shareholder approval.

Under the Illinois Business Corporation Act (the “IL Statute”), an Illinois corporation (an “IL Corporation”) may be organized by either a domestic or foreign corporation or a natural person at least 18 years of age.  An Illinois corporation is formed by the filing of articles of incorporation with the Illinois Secretary of State.  An IL Corporation also has by-laws, which may contain any provision for the regulation and management of the affairs of the IL Corporation not inconsistent with law or the articles of incorporation.  Its business and affairs are managed by or under the direction of a board of directors.

Ownership Interests	Under the DE Statute, the ownership interests in a DE Trust are denominated as “beneficial interests” and are held by “beneficial owners.”
Under the IL Statute, each IL Corporation shall have the power to create and issue the number of shares stated in its articles of incorporation.  An IL Corporation may also create and issue rights or options entitling the holders to purchase from the corporation shares of any class or series, treasury shares or shares to be purchased or acquired, notes of the corporation or assets of the corporation.

Series and Classes Shareholder Voting Rights
Under the DE Statute, the governing document may provide for classes, groups or series of shares, having such relative rights, powers and duties as set forth in the governing document. Such classes, groups or series may be described in a DE Trust’s governing document or in resolutions adopted by its trustees.

Under the DE Statute, the DE Trust’s governing documents may set forth any provision relating to trustee and shareholder voting rights, including the withholding of such rights from certain trustees or shareholders. If voting rights are granted, the governing document may contain any provision relating to the exercise of voting rights.

Under the IL Statute, shares may be divided into one or more classes, including classes of common shares, any or all of which classes may consist of shares with such designations, preferences, qualifications, limitations, restrictions, and such special or relative rights as shall be stated in the articles of incorporation.  If the articles of incorporation provide, the shares of any preferred or special class may be divided into and issued in series with different rights and preferences.

Under the IL Statute, each outstanding share, regardless of class, is entitled to one vote in each matter submitted to a vote at a shareholders’ meeting unless limited by the articles of incorporation. The articles may limit or deny voting rights, or provide special voting rights as to any class or classes or series of shares.
If the articles provide for more or less than one vote for any share on any matter, statutory references to a majority or other proportion greater than a majority of shares are deemed to refer to that majority or other proportion greater than a majority of the votes of the shares.

Delaware Statutory Trust	Illinois Corporation

Quorum Shareholder Meetings Record Date
With respect to mergers, consolidations, conversions and transfers of domestication for which a vote is not addressed in the governing document (or otherwise required by the 1940 Act), the DE Statute provides default rules requiring the unanimous approval of the trustees and shareholders. The governing document of the DE Trust provides for a lower voting standard.

Under the DE Statute, the governing document may set forth any provision relating to quorum requirements at meetings of shareholders.

Under the DE Statute, shareholders’ meetings may be held within or outside of Delaware as may be designated in the certificate of incorporation or bylaws or, if not so designated, as determined by the board.

Under the DE Statute, the governing document may provide for the establishment of record dates.

With respect to mergers, consolidations and exchanges, the boards of directors of each corporation shall, by resolution adopted by a majority vote of the members of each such board, approve the plan of merger, consolidation or exchange.  The plan of merger, consolidation or exchange shall be approved by the affirmative votes of at least two-thirds of the votes of the shares entitled to vote on the plan unless any class or series of shares of any of such corporations is entitled to vote as a class on the plan in which event, as to such corporation, the plan of merger, consolidation or exchange shall be approved upon receiving the affirmative votes of at least two-thirds of the votes of the shares of each such class or series of shares entitled to vote as a class on the plan and the votes of the total shares entitled to vote on the plan.  The articles of incorporation may supersede the two-thirds vote requirement as to that corporation by specifying any smaller or larger vote requirement not less than a majority of the votes of the shares entitled to vote on the issue and not less than a majority of the votes of the shares of each class or series of shares entitled to vote as a class on the issue.

Unless otherwise provided in the articles of incorporation, a majority of votes of the shares, entitled to vote on a matter, represented in person or by proxy, shall constitute a quorum for consideration of such matter at a meeting of shareholders, but in no event shall a quorum consist of less than one-third of the votes of the shares entitled so to vote.  If a quorum is present, the affirmative vote of the majority of the votes of the shares represented at the meeting and entitled to vote on a matter shall be the act of the shareholders, unless of voters a greater number of votes or voting by classes is required by the IL Statute or the articles of incorporation.  The articles of incorporation may require any number or percent greater than a majority of votes up to and including a requirement of unanimity to constitute a quorum.

Under the IL Statute, shareholders’ meetings may be held within or outside of Illinois, as provided in the bylaws or in a board resolution pursuant to the bylaws.  Absent a provision in the bylaws, all meetings are to be held at the corporation’s registered office in Illinois.

Under the IL statute, for the purpose of determining shareholders entitled to notice of or to vote at any shareholders’ meeting, or shareholders entitled to receive payment of any dividend, or in order to make a determination of shareholders for any other proper purpose, the board of an IL Corporation may fix in advance a record date for any such determination of shareholders, such date in any case to be not more than 60 days and not less than 10 days—or in the case of a merger, consolidation, share exchange, dissolution or sale, lease or exchange of assets, not less than 20 days—immediately preceding such meeting.

Delaware Statutory Trust	Illinois Corporation

Qualification and Election of Trustees/ Directors Removal of Trustees/ Directors Restrictions on Transfer

DE Statute and IL Statute provide that the governing documents may set forth the manner in which trustees/directors are elected and qualified.

Under the DE Statute, the governing documents of a DE Trust may contain any provision relating to the removal of trustees; provided, however, that there shall at all times be at least one trustee of a DE Trust.

The DE Statute does not contain provisions relating to the ability of a DE Trust to restrict transfers of beneficial interests.

advance a record date for any such determination of shareholders, such date in any case to be not more than 60 days and not less than 10 days—or in the case of a merger, consolidation, share exchange, dissolution or sale, lease or exchange of assets, not less than 20 days—immediately preceding such meeting.

Under the IL Statute, one or more of directors may be removed, with or without cause, at a meeting of shareholders by the affirmative vote of the holders of a majority of the outstanding shares then entitled to vote at an election of directors, except:

•           No director shall be removed at a meeting of shareholders unless the notice of such meeting shall state that a purpose of the meeting is to vote upon the removal of one or more directors named in the notice. Only the named director or directors may be removed during such meeting.
•            In the case of an IL Corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed, with or without cause, if the votes cast against his or her removal would be sufficient to elect him or her if then cumulatively voted at an election of the entire board of directors.
•            If a director is elected by a class or series of shares, he or she may be removed only by the shareholders of that class or series.
·   In the case of a corporation whose board consists of 6 or more members, divided into two or three classes, the articles of incorporation may provide that directors may be removed only for cause.

The provisions above shall not preclude the circuit court of the county in which the corporation's registered office is located from removing a director of an IL Corporation from office in a proceeding commenced either by the IL Corporation or by shareholders of the IL Corporation holding at least 10 percent of the outstanding shares of any class if the court finds the director is engaged in fraudulent or dishonest conduct or has grossly abused his or her position to the detriment of the IL Corporation and removal is in the best interest of the IL Corporation.

A restriction on the transfer or registration of transfer of securities of an IL Corporation may be imposed by either the certificate of incorporation or by the by-laws or by an agreement among any number of security holders or among such holders and the IL Corporation.  No restriction so imposed shall be binding with respect to

Delaware Statutory Trust	Illinois Corporation

Dissenters’ Rights; Appraisal Rights Preemptive Rights

Shareholders of a DE Trust do not have dissenters’ or appraisal rights.

Under the DE Statute, a governing document may contain any provision relating to the rights, duties and obligations of the shareholders.

securities issued prior to the adoption of the restriction unless the holders of the securities are parties to an agreement and voted in favor of the restriction.

Shareholders of an IL Corporation have dissenters’ rights entitling a shareholder to dissent from mergers, sales of assets or other specified corporate acts, described below, in order to obtain the IL Corporation’s assessment of the “fair value” of such shareholder’s shares and to proceed with an action seeking the difference between the shareholder’s estimate of fair value and interest due and the amount of the “fair value” payment by the IL Corporation.  Under the IL Statute, dissenters’ rights are available only in the event of any of the following corporate transactions:

•Completion of a plan of merger or consolidation or a plan of share exchange to which the corporation is a party if the shareholder authorization is required for such merger, consolidation or share exchange or the corporation is a 90% or more owned subsidiary that is merged with its parent or another subsidiary;

•completion of a sale, lease or exchange of all, or substantially all, of the property and assets of the corporation other than in the usual and regular course of business;

 •an amendment of the articles of incorporation that materially and adversely affects rights in respect of a dissenter’s shares; or

•any other corporate action taken pursuant to a shareholder vote if the articles of incorporation, by-laws or a resolution of the board of the corporation provide that shareholders are entitled to dissent and obtain payment for their shares in accordance with the procedures of the IL Statute.

To exercise dissenters’ rights, among other procedural requirements, a shareholder must submit a written demand for payment for his or her shares to the corporation prior to the taking of the vote on the matter giving rise to dissenters’ rights and must not vote in favor of the action from which the shareholder dissents.

Shareholders of an IL Corporation organized on or after January 1, 1982, have no preemptive rights to acquire unissued shares of the IL Corporation or securities of the IL Corporation convertible into or carrying a right to subscribe to or acquire shares except to the extent provided in the articles of incorporation.

Preemptive rights of shareholders to acquire unissued or treasury shares, whether then or thereafter authorized, of an IL Corporation organized before January 1, 1982, may be limited or denied to the extent provided in the articles.

Unless otherwise provided in its articles, any IL

Delaware Statutory Trust	Illinois Corporation

Redemption/ Withdrawal Liquidation Upon Dissolution or Termination Events Shareholder Liability

Under the DE Statute, a governing document may contain any provision relating to the rights, duties and obligations of the shareholders.

Under the DE Statute, a DE Trust that has dissolved shall first pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured, and all known claims and obligations for which the claimant is unknown. Any remaining assets shall be distributed to the shareholders or as otherwise provided in the governing document. If the DE Trust’s assets are insufficient to cover all claims and obligations, such claims and obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor.

Under the DE Statute, except to the extent otherwise provided in a DE Trust’s governing document, shareholders of a DE Trust are entitled to the same limitation of personal liability extended to shareholders

Corporation having preemptive rights may issue and sell its shares to its employees or to the employees of any subsidiary corporation, without first offering the same to its shareholders, for such consideration and upon such terms and conditions as shall be approved by the holders of two-thirds of its shares entitled to vote with respect thereto or by its board pursuant to like approval of the shareholders.

Unless otherwise provided in the articles of incorporation of an IL Corporation having preemptive rights, shareholders have a preemptive right to acquire treasury shares to the same extent that they have a preemptive right to acquire unissued shares.

Under the IL Statute, shareholders may unanimously agree in writing as to matters concerning the management of the IL Corporation.  Shareholders of an IL Corporation do not have the right to withdrawal as a shareholder, and the IL Corporation does not have the right to cause the redemption of a shareholder’s shares, absent an agreement between a shareholder and the IL Corporation providing for the same.

Under the IL Statute, upon adoption of a board of directors resolution submitting a dissolution proposal to the shareholders, or in the event that the board of directors fails to submit a dissolution proposal to shareholders for more than one year after being requested to do so by the holders of more than one-fifth of the shares entitled to vote on dissolution, shareholders holding at least two-thirds of the total voting power (or such lesser percentage not less than a simple majority or such greater number as may be provided in the articles of incorporation) may authorize a corporation’s dissolution.  The IL Statute also authorizes the dissolution of a corporation by unanimous written consent of all outstanding shares entitled to vote on dissolution, without the vote or action of the directors of a corporation.

Under the IL Statue, an IL Corporation that has dissolved must execute and file with the secretary of state the articles of dissolution.  An IL Corporation may revoke dissolution within 60 days of the effective date of dissolution if it has not begun to distribute its assets, by filing articles of revocation of dissolution.  Shareholder approval is not required.  Once dissolved, an IL Corporation must not carry on any business except that necessary to wind up and liquidate its business.  Corporate existence ceases upon issuance of a certificate of dissolution by the secretary of state.

A holder of or subscriber to shares of an IL
Corporation shall be under no obligation to the corporation or its creditors with respect to such shares other than the obligation to pay to the corporation the full consideration

Delaware Statutory Trust	Illinois Corporation

Trustee/Director Liability Indemnification Shareholder Right of Inspection

of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

Subject to the provisions in the DE Trust’s governing document, the DE Statute provides that a trustee or any other person managing the DE Trust, when acting in such capacity, will not be personally liable to any person other than the DE Trust or a shareholder of the DE Trust for any act, omission or obligation of the DE Trust or any trustee. To the extent that at law or in equity a trustee has duties (including fiduciary duties) and liabilities to the DE Trust and its shareholders, such duties and liabilities may be expanded or restricted by the governing document.

Subject to such standards and restrictions as may be contained in the governing document of a DE Trust, the DE Statute authorizes a DE Trust to indemnify and hold harmless any trustee, shareholder or other person from and against any and all claims and demands.

Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust and subject to reasonable standards established by the trustees, each shareholder has the right, upon reasonable demand for any purpose reasonably related to the shareholder’s interest as a shareholder, to obtain from the DE Trust certain information regarding the governance and affairs of the DE Trust, including a current list of the name and last known address of each beneficial owner and trustee. In addition, the DE Statute permits the trustees of a DE Trust to keep confidential from shareholders for such period of time as deemed reasonable any information that the trustees in good faith believe would not be in the best interest of the DE Trust to disclose or that could damage the DE Trust or that the DE Trust is required by law or by agreement for which the shares were issued or to be issued.  Any person becoming an assignee or transferee of shares or of a subscription for shares in good faith and without knowledge or notice that the full consideration therefor has not been paid shall not be personally liable to the corporation or its creditors for any unpaid portion of such consideration.

Under the IL Statute, the articles of incorporation may set forth a provision eliminating or limiting the personal liability of a director to the IL Corporation or its shareholders for monetary damages for breach of fiduciary duty as a director, provided that the provision does not eliminate or limit the liability of a director (1) for any breach of the director's duty of loyalty to the corporation or its shareholders; (2) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law; (3) under 805 ILCS 5/8.65; or (4) for any transaction from which the director derived an improper personal benefit.

The IL Statute provides that an IL Corporation may indemnify any person made or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), who is or was a director, officer, employee or agent of the corporation or a person serving in similar capacities at its request for another enterprise (including employee benefit plans), against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with the action. This applies if the person acted in good faith and in a manner reasonably believed to be in or not opposed to the corporation's best interests. With respect to any criminal action, the person must have had no reasonable cause to believe the person’s conduct was unlawful.

Under the IL Statute, any person who is a shareholder of record has the right to examine, in person or by agent at any reasonable times, an IL Corporation’s books and records of account, minutes, voting trust agreements filed with the IL Corporation and record of shareholders and to make extracts, but only for a proper purpose.

To exercise this right, a shareholder must make written demand on an IL Corporation, stating with particularity the records sought to be examined and the purpose for the examination.

An IL Corporation, officer or agent who refuses inspection by a shareholder is subject to a penalty of up to 10 percent of the value of the shares owned by the shareholder in addition to any other damages or remedy afforded by law

Delaware Statutory Trust	Illinois Corporation

Derivative Actions
with a third party to keep confidential.

Under the DE Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing document from a person who was a shareholder at the time of the transaction. A shareholder’s right to bring a derivative action may be subject to such additional standards and restrictions, if any, as are set forth in the governing document.

Upon any shareholder’s written request, an IL Corporation must mail to the shareholders its most recent balance sheet and profit-and-loss statement.

No action shall be brought in Illinois by a shareholder in the right of a domestic or foreign corporation unless the plaintiff was a shareholder of record at the time of the transaction complained of, or the plaintiff's shares or voting trust certificates thereafter devolved upon the plaintiff by operation of law from a person who was a holder at such time.

A shareholder who does not meet such requirement, however, may still be allowed in the court's discretion to bring such action on a preliminary showing to and determination by the court that plaintiff acquired the shares before there was disclosure to the public or to the plaintiff of the wrongdoing of which plaintiff complains.

A complaint in a proceeding brought in the right of an IL Corporation must allege with particularity the demand made, if any, to obtain action by the directors and either why the complainant could not obtain the action or why the person did not make the demand. If a demand was made and the corporation's investigation of the demand is in progress when the proceeding is filed, the court may stay the suit for 30 days or until the investigation is completed, whichever is less.

A proceeding commenced under this section may not be discontinued or settled without the court's approval. If the court determines that a proposed discontinuance or settlement will substantially affect the interest of the corporation's shareholders or a class of shareholders, it may direct that notice be given the shareholders affected.

Delaware Statutory Trust	Illinois Corporation

Amendments to Governing Documents Merger
The DE Statute provides broad flexibility as to the manner of amending and/or restating the governing document of a DE Trust.

Under the DE Statute, a DE Trust may merge with another business entity organized or existing under the laws of Delaware or another jurisdiction. Unless otherwise provided in the governing document, all trustees and all beneficial owners must approve a merger. The DE Trust’s governing documents provide for a lower voting standard.

The articles may be amended at any time and from time to time to add new provisions or to change or remove existing provisions provided that the amended articles contain only provisions permitted in original articles of incorporation at the time of amendment. The articles as amended may omit the names and addresses of the initial directors and the name of the initial registered agent or the address of the initial registered office may be omitted if a statement of change is on file.

Under the IL Statute, except for enumerated matters which can be amended by majority director vote alone (removing the names and addresses of initial directors and the registered agent, altering par value, splitting shares, minor corporate name changes, reducing authorized shares and restating articles as amended), amendments to the articles of incorporation require a resolution of the board of directors submitting the amendment to a vote of shareholders and the approval of shareholders holding two-thirds of the voting power of the corporation, except in cases specified in the IL Statute where class voting is required, in which case, approval of two-thirds of the voting power of each class is required.  The articles of incorporation may provide for a lower vote (but not less than a majority of the outstanding shares entitled to vote on the matter) or a higher vote.

The IL Statute provides that, unless the power to amend or alter the by-laws is reserved to the shareholders by the articles of incorporation, the by-laws may be altered or amended by shareholders or the board of directors, but no by-law adopted by the shareholders may be altered or amended by the board of directors if the by-laws so provide.

The IL Statute permits any 2 or more corporations merging into one of such corporations or consolidating into a new corporation in the following manner:

The board of directors of each corporation shall, by resolution adopted by a majority vote of the members of each such board, approve a plan of merger or consolidation setting forth:

•           The names of the corporations proposing to merge or consolidate, and the name of the corporation into which they propose to merge, which is hereinafter designated as the surviving corporation or to consolidate, which is hereinafter designated as the new corporation.

•           The terms and conditions of the proposed merger or consolidation and the mode of carrying the same into effect.

•           The manner and basis of converting the shares of each merging or consolidating corporation into shares,

Delaware Statutory Trust	Illinois Corporation

obligations or other securities of the surviving or new corporation, or into shares, obligations or other securities of any other corporation which immediately before or immediately after the merger or consolidation is effected is the owner of all of the outstanding voting securities of the corporation named as the surviving or new corporation, or into cash or other property, or into any combination of the foregoing.

•           A statement of any changes in the articles of incorporation of the surviving corporation to be effected by such merger or a statement of the articles of incorporation of the new corporation.

•           Such other provisions with respect to the proposed merger or consolidation as are deemed necessary or desirable, including provisions, if any, under which the proposed merger or consolidation may be abandoned prior to the filing of articles of merger or consolidation by the Illinois Secretary of State.

APPENDIX E – COMPARISON OF GOVERNING DOCUMENTS

Fort Dearborn Income Securities, Inc. is an Illinois corporation (the “IL Corporation”). Under the Proposal, if approved, the IL Corporation will reorganize into a newly formed series of a Delaware statutory trust (the “DE Trust”). The following is a discussion of certain provisions of the governing instruments of the IL Corporation and the DE Trust but is not a complete description thereof. The governing documents of the IL Corporation are the Articles of Incorporation of Fort Dearborn Income Securities, Inc. (“IL Articles”) and the By-Laws of Fort Dearborn Income Securities, Inc. (“IL By-Laws,” and together with the IL Articles, the “IL Governing Documents”). The governing documents of the DE Trust are the Amended and Restated Declaration of Trust of The UBS Funds, a Delaware Statutory Trust, as amended (the “DE Declaration”), and the By-Laws of The UBS Funds, as amended (the “DE By-Laws,” and together with the DE Declaration, the “DE Governing Documents”).

	DE Governing Documents	IL Governing Documents
Shares
Division of Beneficial Interest.  The DE Declaration provides that beneficial interest in the DE Trust shall be divided into an unlimited number of shares, with a par value of $.001 per share.  The trustees may authorize the division of shares into separate series and classes, and fix and determine the variations in the relative rights and preferences between the different series.  (DE Declaration, Art. III, Sec. 1).

Under the DE Declaration, no share shall have any priority or preference over any other share of the same series with respect to dividends or distributions of the DE Trust or otherwise. All dividends and distributions shall be made ratably among all shareholders of a series (or class) from the assets held with respect to such series according to the number of shares of such series (or class) held of record by such shareholders on the record date for any dividend or distribution or on the date of termination of the DE Trust, as the case may be.  Shareholders have no preemptive or other right to subscribe to any additional shares or other securities issued by the DE Trust or any series.  The trustees may from time to time divide or combine the shares of a series into a greater or lesser number of shares of such series without thereby materially changing the proportionate beneficial interest of such shares in the assets held with respect to that series or materially affecting the rights of shares of any other series. (DE Declaration, Art. III, Sec. 1).  The trustees may, in their sole discretion, impose a sales charge or reimbursement fee upon investments in the DE Trust. (DE Declaration, Art. III, Sec. 3).
Authorized Shares, Issued Shares and Consideration Received. The IL Articles authorize 12,000,000 shares of Capital Stock with a par value of $.01 per share. (IL Articles, Sec. 4).

DE Governing Documents	IL Governing Documents

Ownership of shares shall not entitle a shareholder to any title in or to the whole or any part of the DE Trust’s property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of shares constitute the shareholders as partners or joint venturers. Neither the DE Trust nor the trustees, nor any officer, employee or agent of the DE Trust have any power to bind personally any shareholder, or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time agree to pay. (DE Declaration, Art. III, Sec. 4).

The board of trustees have the power to amend the DE Declaration, at any time and from time to time, in such manner as the board of trustees may determine in their sole discretion, without the need for shareholder action, to add to, delete, replace or otherwise modify any provisions relating to the shares contained in the DE Declaration, provided that before adopting any such amendment without shareholder approval the board of trustees shall determine that it is consistent with the fair and equitable treatment of all shareholders and that shareholder approval is not required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. If shares have been issued, shareholder approval is required to adopt any amendments to the DE Declaration which would adversely affect to a material degree the rights and preferences of the shares of any series (or class) or to increase or decrease the par value of the shares of any series (or class). (DE Declaration, Art. III, Sec. 5).

Under the DE Declaration, the establishment and designation of any series (or class) of shares is effective upon the adoption by a majority of the trustees, of a resolution which sets forth such establishment and designation and the relative rights and preferences of such series (or class). Shares of each series (or class), unless otherwise provided by resolution establishing such series, have the following relative rights and preferences:

Assets. All consideration received by the DE Trust for the issue or sale of shares of a series, including dividends and distributions paid by, and reinvested in, such series, together with all

	DE Governing Documents	IL Governing Documents
Shares
assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably be held with respect to that series for all purposes, subject only to the rights of creditors. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular series (collectively “General Assets”), the trustees shall allocate such General Assets to, between or among any one or more of the series in such manner and on such basis as the trustees, in their sole discretion, deem fair and equitable, and any General Asset so allocated to a particular series is held with respect to that series. Each such allocation by the trustees is conclusive and binding upon the shareholders of all series for all purposes in absence of manifest error. (DE Declaration, Art. III, Sec. 6(a)).

Liabilities. The assets of the DE Trust held with respect to each series shall be charged with the liabilities of the DE Trust with respect to such series and all expenses, costs, charges and reserves attributable to such series, and any general liabilities of the DE Trust which are not readily identifiable as being held in respect of a series shall be allocated and charged by the trustees to and among any one or more series in such manner and on such basis as the trustees in their sole discretion deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the trustees is conclusive and binding upon the holders of all Series for all purposes in absence of manifest error. All persons who have extended credit which has been allocated to a particular series, or who have a claim or contract which has been allocated to a series, shall look exclusively to the assets held with respect to such series for payment of such credit, claim, or contract. In the absence of an express agreement so limiting the claims of such creditors, claimants and contracting parties, each creditor, claimant and contracting party shall be deemed nevertheless to have agreed to such limitation unless an express provision to the contrary has been incorporated in the written contract or other document establishing the

DE Governing Documents	IL Governing Documents
contractual relationship. (DE Declaration, Art. III, Sec. 6(b)).

Dividends, Distributions, Redemptions, and Repurchases. The DE Declaration prohibits dividends and distributions including, without limitation, any distribution paid upon termination of the DE Trust or of any series (or class) with respect to, or any redemption or repurchase of, the shares of any series (or class) to be effected by the DE Trust other than from the assets held with respect to such series, nor shall any shareholder of any series otherwise have any right or claim against the assets held with respect to any other series except to the extent that such shareholder has such a right or claim hereunder as a shareholder of such other series. The trustees have full discretion to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the shareholders in absence of manifest error. (DE Declaration, Art. III, Sec. 6(c)).

Equality. All the shares of each series represent an equal proportionate undivided interest in the assets held with respect to such series (subject to the liabilities of such series and such rights and preferences as may have been established and designated with respect to classes of shares within such series), and each share of a series shall be equal to each other share of such series. (DE Declaration, Art. III, Sec. 6(e)).

Fractions. Fractional shares of a series have proportionately all the rights and obligations of a whole share of such series, including rights with respect to voting, receipt of dividends and distributions and redemption of shares. (Art. III, Sec. 6(f)).

Exchange Privilege. The trustees have the authority to provide that the holders of shares of any series shall have the right to exchange such shares for shares of one or more other series in accordance with such requirements and procedures as may be established by the trustees. (DE Declaration, Art. III, Sec. 6(g)).

Combination of Series. The trustees have the authority, without the approval of the shareholders of any series unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or

Dividends. Dividends may be declared by the board of directors at any regular or special meeting, pursuant to law. Dividends may be paid in cash, in property or in shares of the capital stock. Before payment of any dividend, there may be set aside out of any funds of the IL Corporation available for dividend such sum or sums as the directors from time to time, in their absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for repairing or maintaining any property of the IL Corporation, or for such other purpose as the directors shall think conducive to the interest of the IL Corporation, and the directors may modify or abolish any such reserve in the manner in which it was created. (IL By-Laws, Art. XII, Secs. 1, 2).

	DE Governing Documents	IL Governing Documents

more series into assets and liabilities held with respect to a single series. (DE Declaration, Art. III, Sec. 6(h)).

Elimination of Series. At any time that there are no shares outstanding of a series (or class), the trustees may abolish such series (or class). If a class of a series has outstanding shares, the trustees may, in their sole discretion and without shareholder approval, abolish any such class; provided that, prior to abolishing such class without shareholder approval, the board of trustees shall make a determination that the manner of abolishing such class (i) is consistent with the fair and equitable treatment of all shareholders; (ii) shall not adversely affect to a material degree the rights and preferences of the shares of any series (or class) or increase or decrease the par value of the shares of any series (or class); and (iii) shall not require shareholder approval under the 1940 Act or other applicable law. (DE Declaration, Art. III, Sec. 6(i)).

Board
The business of the DE Trust is managed by a board of trustees, and such board has all powers necessary or convenient to carry out that responsibility. (DE Declaration, Art. IV, Sec. III; DE By-Laws, Art III., Sec. 1).

The number of trustees constituting the board of trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the board of trustees, provided, however, that the number of trustees shall in no event be less than one nor more than 15. Each trustee serves during the continued lifetime of the DE Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Any trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the DE Trust. A meeting of shareholders for the purpose of electing or removing one or more trustees may be called (i) by the trustees upon their own vote, or (ii) upon the demand of shareholders owning 10% or more of the shares of the DE Trust in the aggregate. (DE Declaration, Art. IV, Sec. 1).

Provided a quorum is present, the trustees shall be elected by the vote of a plurality of the shares present in person or by proxy, except that any vacancy on the board of trustees may be filled by

The business affairs of the IL Corporation are managed by its board of directors which may exercise all such powers of the corporation and do all such lawful acts and things as are not by statue or by the IL Governing Documents directed or required to be exercised or done by the shareholders. (IL By-Laws, Art. V, Sec. 4).

The number of directors shall range from four to nine and shall be set by resolution of the board of directors. A Chairman of the board of directors shall be elected from the members of the board of directors. The Chairman shall preside at the meetings of the shareholders and the board of directors. (IL By-Laws, Art. V, Sec. 1). The number of directors may be increased or decreased from time to time by the amendment of the IL By-Laws; but no decrease shall have the effect of shortening the term of any incumbent director.

The directors are elected at the annual meeting of shareholders, and each director elected serves until the next succeeding annual meeting and until his successor shall have been elected and qualified. (IL By-Laws, Art. V, Sec. 2).

Vacancies and newly created directorships

DE Governing Documents	IL Governing Documents

a majority vote of the board of trustees, although less than a quorum, subject to the requirements of Section 16(a) of the 1940 Act. (DE By-Laws, Art. III, Sec. 3).

At all meetings of the board of trustees, one-third of the entire board of trustees constitutes a quorum for the transaction of business provided that in no case may a quorum be less than two persons. The action of a majority of the trustees present at any meeting at which a quorum is present shall be the action of the board of trustees unless the concurrence of a greater proportion is required for such action by the 1940 Act, the DE By-Laws or the DE Declaration. (DE By-Laws, Art. III, Sec. 5).

The DE By-Laws permit the board of trustees, by resolution passed by a majority of the entire board, to appoint from among its members an Executive Committee and other committees composed of two or more trustees, and may delegate to such committees, in the intervals between meetings of the board of trustees, any or all of the powers of the board of trustees in the management of the business and affairs of the DE Trust. (DE By-Laws, Art. III, Sec. 10). In the absence of an appropriate resolution of the board of trustees, each committee may adopt such rules and regulations governing its proceedings, quorum and manner of acting as it shall deem proper and desirable, provided that the quorum shall not be less than two trustees. (DE By-Laws, Art. III., Sec. 11).

resulting from any increase in the number of directors may be filled by election at an annual meeting or at a special meeting of shareholders called for that purpose. A majority of directors then in office, though less than a quorum, may fill one or more vacancies in the board of directors arising between meetings of shareholders by reason of an increase in the number of directors or otherwise. A director appointed to fill a vacancy, or a newly created directorship, shall hold office until the next succeeding annual meeting of shareholders and until his successor shall have been elected and qualified. (IL By-Laws, Art. V, Sec. 3).

A majority of the directors constitutes a quorum for the transaction of business unless a greater number is required by law or by the IL Articles. The act of a majority of the directors present at any meeting at which a quorum is present is the act of the board of directors, unless the act of greater number is required by law or by the IL Articles. (IL By-Laws, Art. VI, Sec. 6).

Unless specifically prohibited by the IL Documents any action required to be taken at a meeting of the board of directors of the IL Corporation, or any other action which may be taken at a meeting of the board of directors or a committee thereof, may be taken without a meeting if a consent in writing, setting forth the action so taken, shall be signed by all of the directors entitled to vote with respect to the subject matter thereof, or by all the members of such committee, as the case may be. (IL By-Laws, Art. VI, Sec. 7).

The board of directors, by resolution adopted by a majority of the number of directors may create one or more committees and appoint members of the board to serve on the committee or committees. To the extent provided in such resolution, each committee shall have and exercise all of the authority of the board of directors in the management of the corporation, except as otherwise required by law. Each committee shall have two or more members, who serve at the pleasure of the board. (IL By-Laws, Art. VII, Sec. 1).

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Officers
The DE By-Laws provide that the officers of the DE Trust shall be chosen by the board of trustees and shall include a President, a Secretary and a Treasurer. The board of trustees may, from time to time, elect or appoint a Controller, one or more Vice Presidents, Assistant Secretaries and Assistant Treasurers. The board of trustees, at its discretion, may also appoint a trustee as Chairman of the board who shall perform and execute such executive and administrative duties and powers as the board of trustees shall from time to time prescribe. The same person may hold two or more offices, except that no person shall be both President and Vice-President and no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required by law, or the DE Governing Documents to be executed, acknowledged or verified by two or more officers. (DE By-Laws, Art. V, Sec. 1).

The board of trustees shall choose a President, a Secretary and a Treasurer. (DE By-Laws, Art. V, Sec. 2). The board of trustees from time to time may appoint such other officers and agents as it shall deem advisable, who shall hold their offices for such terms and shall exercise powers and perform such duties as shall be determined from time to time by the board. The board of trustees from time to time may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents and to prescribe their respective rights, terms of office, authorities and duties. (De By-Laws, Art. V, Sec. 3).

The officers of the DE Trust serve as the pleasure of the board of trustees. Any officer or agent may be removed by the affirmative vote of a majority of the board of trustees whenever, in its judgment, the best interests of the DE Trust will be served. Any officer or agent appointed pursuant to Article V, Section 3, may be removed, with or without cause, by any officer upon whom power of removal has been conferred by the board of trustees. Any vacancy occurring in any office shall be filled by the board of trustees, unless pursuant to Article V, Section 3, power of appointment has been conferred by the board of trustees on any other officer. (DE By-Laws, Art. V, Sec. 5).

The officers of the IL Corporation shall be chosen by the board of directors and shall be President, a Vice-President, a Secretary and a Treasurer. The board of directors may also choose additional vice-presidents, one or more assistant secretaries and assistant treasurers, and such other officers as the board of directors deems necessary and proper. (IL By-Laws, Art. IX, Sec. 1).

The board of directors at each annual meeting of shareholders shall choose a president, one or more vice-presidents, a secretary and a treasurer, none of whom need be a member of the board. (Art. IX, Sec. 2). The board of directors may appoint such other officers and agents as it shall deem necessary who shall hold their offices for such terms and shall exercise such powers and perform such duties as shall be determined from time to time by the board of directors. (IL By-Laws, Art. IX, Sec. 3).

The officers of the IL Corporation hold office until their successors are chosen and qualify. Any officer elected or appointed by the board of directors may be removed at any time by the affirmative vote of a majority of the board of directors. (IL By-Laws, Art. IX, Sec. 5).

Shareholders’ Voting Powers	Voting - General. All shares of the DE Trust entitled to vote on a matter shall vote without	Voting Powers. The IL Articles provide that no shareholder shall have the right to vote

	DE Governing Documents	IL Governing Documents
and Meetings
differentiation between the separate series on a one-vote-per-share basis; provided however, if a matter to be voted on affects only the interests of not all series (or class of a series), then only the shareholders of such affected series (or class) are entitled to vote on the matter. (DE Declaration, Art. III, Sec. 6(d)).

Voting Powers. Shareholders have the right to vote only (i) for the election or removal of trustees as provided in the DE Trust; (ii) with respect to additional matters relating to the DE Trust as may be required by the 1940 Act; and (iii) on such other matters as the trustees may consider necessary or desirable. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of trustees. Shares may be voted in person or by proxy. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. (DE Declaration, Art. V, Sec. 1).

Subject to the DE Declaration and the 1940 Act, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions except only a plurality vote shall be necessary to elect trustees. (DE Declaration, Art. III, Sec. 3).

Any action taken by shareholders may be taken without a meeting if all of the holders of shares entitled to vote on the matter are provided with not less than seven days written notice thereof and written consent to the action is filed with the records of the meetings of shareholders by the holders of the shares that would have been required to approve the matter at an in-person meeting. (DE Declaration, Art. V, Sec. 4; DE By-Laws, Art. II, Sec. 10).

Meetings. The DE By-Laws do not require annual meetings of shareholders unless the 1940 Act requires the election of trustees to be acted upon. (DE By-Laws, Art. II, Sec. 2). The DE Declaration provides that shareholders’ meetings may be called by the trustees for the purposes in the DE Declaration as set forth above. A meeting of shareholders may be held at any place designated by the trustees. Written notice of the cumulatively in any election for directors. The affirmative vote of the holders of a majority of the outstanding shares entitled to vote thereon shall be required in order to approve any action as to which the larger two-thirds vote requirement otherwise specified in the Business Corporation Act of 1983 may be superseded by a provision in the IL Articles specifying a smaller vote requirements. (IL Articles, Sec. 7). The IL By-Laws provide that each outstanding share of stock, having voting power, shall be entitled to one vote on each matter submitted to a vote at a meeting of shareholders. A shareholder may vote either in person or by proxy executed in writing by the shareholder or by his duly authorized attorney-in-fact. (IL By-Laws, Art. IV, Sec. 3).

Unless otherwise provided in the IL Articles, any action required by law to be taken at any annual or special meeting of the shareholders of a corporation, or any other action which may be taken at a meeting of the shareholders, may be taken without a meeting and without a vote, if a consent in writing, setting forth the action so taken, shall be signed (i) if five days prior notice of the proposed action is given in writing to all of the shareholders entitled to vote with respect to the subject matter thereof, by the holders of outstanding shares having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote thereon were present and voting or (ii) by all of the shareholders entitled to vote with respect to the subject matter thereof. (IL By-Laws, Art. IV, Sec. 4).

Meetings. The IL By-Laws require annual meetings of shareholders to be held each year on such date and at such time as shall be designated by the board of directors and stated in the notice of meeting, at which shareholders shall elect by a plurality vote a board of directors, and transact such other business as may properly be brought before the meeting. All such meetings shall be held at such places as may be fixed from time to time by the board of trustees. Written or printed notice of the annual meeting stating the place, day and hour of the meeting shall

DE Governing Documents	IL Governing Documents

meeting must be given or caused to be given by the trustees not more than 120 days, and not less than 10 days, before such meeting. (DE Declaration, Art. V, Sec. 2). When any shareholders’ meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken, unless after the adjournment, a new record date is fixed for the adjourned meeting, or unless the adjournment is for more than 60 days after the date of the original meeting, in which case, the board of trustees shall set a new record date and give written notice to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of the DE Governing Documents. At any adjourned meeting, any business may be transacted that might have been transacted at the original meeting. (DE By-Laws, Art. II, Sec. 4).

The DE By-Laws state that special meetings of the shareholders may be called at any time by the President, or by a majority of the board of trustees, and shall be called by the Secretary upon written request of the holders of shares entitled to cast not less than 10 percent of all the votes entitled to be cast at such meeting provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on and (b) the shareholders requesting such meeting shall have paid to the trust the reasonable estimated costs of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting need be called upon the request of shareholders entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted on at any meeting of the shareholders held during the preceding 12 months. The foregoing provisions of the DE By-Laws notwithstanding, a special meeting of shareholders shall be called upon the request of the holders of at least 10 percent of the shares entitled to vote for the purpose of considering removal of a director from office as provided in Section 16(c) of the 1940 Act. (DE By-Laws, Art. II, Sec. 3).

Quorum. Except when a larger quorum is required by the applicable provisions of the 1940 Act, the presence in person or by proxy by a majority of the shares entitled to vote on a matter be delivered not less than 10 nor more than 60 days before the date of the meeting, either personally or by mail, by or at the direction of the president, or the secretary, or the officer or persons calling the meeting, to each shareholder of record entitled to vote at such meeting. (IL By-Laws, Art. II).

Special meetings of the shareholders, for any purpose or purposes, unless otherwise prescribed by statute or by the IL Articles, may be called by the president, the board of directors, or the holders of not less than one-fifth of all the shares entitled to vote at the meeting. Written or printed notice of a special meeting stating the place, day and hour of the meeting and the purpose or purposes for which the meeting is called, shall be delivered not less than 10 nor more than 60 days before the date of the meeting, either personally or by mail, by or at the direction of the president, or the secretary, or the officer or persons calling the meeting, to each shareholder of record entitled to vote at such meeting. The business transacted at any special meeting of shareholders shall be limited to the purposes stated in the notice. (IL By-Laws, Art. III).

Quorum. The holders of a majority of the shares of stock issued and outstanding and entitled to vote, represented in person or by proxy, shall constitute a quorum at all meetings of the shareholders for the transaction of business except as otherwise provided by statute or by the IL Articles. If, however, such quorum shall not be present or represented at any meeting of the shareholders, the shareholders present in person or represented by proxy shall have power to adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present or represented. At such adjourned meeting at which a quorum shall be present or represented any business may be transacted which might have been transacted at the meetings as originally notified. (IL By-Laws, Art. IV, Sec. 1).

If a quorum is present, the affirmative vote of a majority of the shares of stock represented at the meeting shall be the act of the shareholders unless the vote of a greater

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constitutes a quorum at a shareholders’ meeting. Any meeting may be adjourned by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. (DE Declaration, Art. V, Sec. 3; DE By-Laws, Art. II, Sec. 6).

Record Dates. For the purpose of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, the trustees may fix a time, which shall be not more than 120 nor less than 10 days before the date of any meeting of shareholders, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof, and in such case only shareholders of record on such record date shall have such right, notwithstanding any transfer of shares on the books of the DE Trust after the record date. (DE Declaration, Art V. Sec. 5; DE By-Laws, Art. II, Sec. 5). For the purpose of determining the shareholders who are entitled to receive payment of any dividend or of any other distribution, the trustees may fix a date, which shall be before the date for the payment of such dividend or distribution, as the record date for determining the shareholders having the right to receive such dividend or distribution. Trustees may set different record dates for different series. (DE Declaration, Art. V, Sec. 5).

number of shares of stock is required by law or the IL Articles. (IL By-Laws, Art. IV, Sec. 2).

Record Dates. For the purpose of determining shareholders entitled to notice of or to vote at any meeting of shareholders, or shareholders entitled to receive payment of any dividend, or in order to make a determination of shareholders for any other proper purpose, the board of directors of a corporation may fix in advance a date as the record date for any such determination of shareholders, such date in any case to be not more than 60 days and, for a meeting of shareholders, not less than 10 days, or in the case of a merger, consolidation, share exchange, dissolution or sale, lease or exchange of assets, not less than 20 days, immediately preceding such meeting. If no record date is fixed for the determination of shareholders entitled to notice of or to vote at a meeting of shareholders, or shareholders entitled to receive payment of a dividend, the date on which notice of the meeting is mailed or the date on which the resolution of the board of directors declaring such dividend is adopted as the case may be, shall be the record date for such determination of shareholders. When a determination of shareholders entitle to vote at any meeting of shareholders has been made as provided in the IL By-Laws, such determination shall apply to any adjournment thereof. (IL By-Laws, Art. X, Sec. 5).

Net Asset Value, Distributions and Redemptions
Net Asset Value. The DE By-Laws provide that the net asset value per share shall be determined separately as to each class of the DE Trust's shares, by dividing the sum of the total market value of the class's investments and other assets, less any liabilities, by the total outstanding shares of such class, subject to the 1940 Act and any other applicable federal securities law or rule or regulation currently in effect. (De By-Laws, Art. VIII, Sec. 3).

Redemptions and Repurchases. The DE Trust shall purchase such shares as are offered by any shareholder for redemption, upon receipt by the DE Trust or a person designated by the DE Trust that the DE Trust redeem such shares or in accordance with such procedures for redemption as the trustees may from time to time authorize;

DE Governing Documents	IL Governing Documents

and the DE Trust will pay therefor the net asset value thereof, in accordance with the DE By-Laws and the 1940 Act. Payment for said shares shall be made by the DE Trust to the shareholder within seven days after the date on which the request for redemption is received in proper form, subject to the provision that in the event that any time the New York Stock Exchange (the “Exchange”) is closed for other than weekends, or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the DE Trust to dispose of the investments of the applicable series or to determine fairly the value of the net assets held with respect to such series or during any other period permitted by order of the SEC for the protection of investors, such obligations may be suspended or postponed by the trustees. (DE Declaration, Art. VI, Sec. 2).

The redemption price may in any case or cases be paid in cash or wholly or partly in kind in accordance with Rule 18f-1 under the 1940 Act if the trustees determine that such payment is advisable in the interest of the remaining shareholders of the series of which the shares are being redeemed. Subject to the foregoing, the selection and quantity of securities or other property so paid or delivered as all or part of the redemption price shall be determined by or under authority of the trustees. In no case shall the DE Trust be liable for any delay of any corporation or other person in transferring securities selected for delivery as all or part of any payment in kind. (DE Declaration, Art. VI, Sec. 2).

The DE Trust shall have the right, at its option, upon 60 days notice to the affected shareholder at any time to redeem shares of any shareholder at the net asset value: (i) if at such time such shareholder owns shares of any series having an aggregate net asset value of less than a minimum value determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares of a series equal to or in excess of a maximum percentage of the outstanding shares of such series determined from time to time by the trustees; or (iii) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the trustees, of the outstanding shares of the DE Trust. (DE Declaration, Art. VI, Sec. 3).

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Transfer of Shares. The DE Trust shall transfer shares held of record by any person to any other person upon receipt by the DE Trust or a person designated by the DE Trust of a written request therefore in such form and pursuant to such procedures as may be approved by the trustees. (DE Declaration, Art. VI, Sec. 4).

Liability
The trustees shall not be responsible or liable in any event for any neglect or wrong doing of any officer, agent, employee, investment manager or principal underwriter of the DE Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and, subject to the provisions of the DE By-Laws, the DE Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the DE Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Trust. The DE Declaration does not indemnify, hold harmless or protect any trustee or officer from or against any liability to the DE Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (DE Declaration, Art. VII, Sec. 2).

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the DE Trust or the trustees or any of them in connection with the DE Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as trustees or trustee, and such trustees or trustee shall not be personally liable thereon. (DE Declaration, Art. VII, Sec. 2).

The trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with the DE Trust’s assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the DE Trust would have the power to indemnify him or

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her against such liability under the DE Declaration. (DE Declaration, Art. VII, Sec. 4).
Indemnification
For the purpose of this indemnification section, “agent” means any person who is or was a trustee or officer of the DE Trust and any person who, while a trustee or officer of the DE Trust, is or was serving at the request of the DE Trust as a trustee, director, officer, partner, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "DE Trust" includes any domestic or foreign predecessor entity of the DE Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this section. (DE By-Laws, Art. VI, Sec. 1).

Actions other than by the DE Trust. The DE By-Laws provide that the DE Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the DE Trust) by reason of the fact that such person is or was an agent of this DE Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the DE Trust, that his conduct was in the DE Trust's best interest and (b) in all other cases, that his conduct was at least not opposed to the DE Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth in this section. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this section. (DE By-Laws, Art. VI, Sec. 2).

The IL Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation, or who is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, if such person acted in good faith and in a manner he or she reasonably believed to be in, or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the corporation or, with respect to any criminal action or proceeding, that the person had reasonable cause to believe that his or her conduct was unlawful. (IL By-Laws, Art. XI, Sec. 1).

The IL Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that such person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by such person in

DE Governing Documents	IL Governing Documents

Actions of the DE Trust. The DE Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the DE Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of the DE Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interest of the DE Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. (DE By-Laws, Art. VI, Sec. 3).

Exclusions and Limitations. Notwithstanding any provision to the contrary contained in the DE By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the DE Trust.

No indemnification shall be made under the DE By-Laws:

    (a) In respect of any proceeding as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

    (b) In respect of any proceeding as to which that person shall have been adjudged to be liable in the performance of that person's duty to the DE Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the DE Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

    (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or connection with the defense or settlement of such action or suit, if such person acted in good faith and in a manner he or she reasonably believed to be in, or not opposed to, the best interests of the corporation, provided that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper. (IL By-Laws, Art. XI, Sec. 2).

To the extent that a director, officer, employee or agent of a corporation has been successful, on the merits or otherwise, in the defense of any action, suit or proceeding referred to in Article IX, Section 1 and 2 of the IL By-Laws, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith. (IL By-Laws, Art. XI, Sec. 3).

Any indemnification under Article IX, Section 1 and 2 of the IL By-Laws (unless ordered by a court) shall be made by the IL Corporation only as authorized in the specific case, upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct as set forth in this article. Such determination shall be made (1) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, if a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the shareholders. (IL By-Laws, Art. XI, Sec. 4).

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Indemnification
otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval set forth in the DE By-Laws is obtained. (DE By-Laws, Art. VI, Sec. 4).

No indemnification or advance shall be made, except as provided in Article VI, Sections 5 and 6, in any circumstances where it appears:

    (a) That it would be inconsistent with a provision of the DE Declaration, a resolution of the shareholders, or an agreement in effect at the time of actual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

    (b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement. (DE By-Laws, Art. VI, Sec. 9).

Successful Defense. To the extent that an agent of the DE Trust has been successful, on the merits or otherwise, in the defense of any proceeding referred to in the DE By-Laws before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonable incurred by the agent in connection therewith, provided that the board of trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in the DE By-Laws. (DE By-Laws, Art. VI, Sec. 5).

Required Approval. Except as provided in Section 5 of the DE By-Laws, any indemnification under the DE By-Laws shall be made by the DE Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the DE By-Laws and is not prohibited from indemnification because of the disabling conduct set forth in the DE By-Laws, by:

    (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not interest persons of the DE Trust (as defined in the 1940 Act);

    (b) A written opinion by an independent legal

Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the IL Corporation in advance of the final disposition of such action, suit or proceeding, as authorized by the board of directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount, unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in Article XI of the IL By-Laws. (IL By-Laws, Art. XI, Sec. 5).

The indemnification provided by the IL By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any by-law, agreement, vote or shareholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person. (IL By-Laws, Art. XI, Sec. 6).

If the IL Corporation has paid indemnity or has advanced expenses to a director, officer, employee or agent, the IL Corporation shall report the indemnification or advance in writing to the shareholders with or before the notice of the next meeting of shareholders. (IL By-Laws, Art. XI, Sec. 8).

Anything to the contrary in Article XI of the IL By-Laws notwithstanding, no director or officer shall be indemnified or insured against any liability to the IL Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. (IL By-Laws, Art. XI, Sec. 9).

Insurance. The IL Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or who is or was serving at the request of the

	DE Governing Documents	IL Governing Documents

counsel; or

    (c) The shareholders; however, shares held by agents who are parties to the proceeding may not be voted on the subject matter under this sub-section of the DE By-Laws. (DE By-Laws, Art. VI, Sec. 6).

Insurance. Upon and in the event of a determination by the board of trustees to purchase such insurance, the DE Trust shall purchase and maintain insurance on behalf of any agent or employee of the DE Trust against any liability asserted against or incurred by the agent or employee in such capacity or arising out of the agent's or employee's status as such to the fullest extent permitted by law. (DE By-Laws, Art. VI, Sec. 10).

corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against such person and incurred by such person in any such capacity, or arising out of his or her status as such, whether or not the corporation would have the power to indemnify such person against such liability under the provisions of Article XI of the IL By-Laws. (IL By-Laws, Art. XI, Sec. 7).

Termination of Trust or Series
The DE Declaration, the DE Trust shall continue without limitation of time, provided, however, the DE Trust may be terminated at any time, by the trustees upon 60 days prior written notice to the shareholders. Any series may be terminated at any time by the trustees upon 60 days prior written notice to the shareholders of that series. (DE Declaration, Art. VII, Sec. 2).

Upon termination of the DE Trust (or any series, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities held, severally, with respect to each series (or the applicable series, as the case may be), whether due or accrued or anticipated may be determined by the trustees, the DE Trust shall, in accordance with such procedures as the trustees consider appropriate, reduce the remaining assets held, severally, with respect to each series (or the applicable series, as the case may be), to distributable form in cash or shares or other securities, and any combination thereof, and distribute the proceeds held with respect to each series (or the applicable series, as the case may be), to the shareholders of that series, as a series, ratably according to the number of shares of that series held by the several shareholders on the date of termination. (DE Declaration, Art. VII, Sec. 2).

Merger and Consolidation
The trustees may cause (i) the DE Trust or one or more of its series to the extent consistent with applicable law to be merged into or consolidated with another trust, series or person, (ii) the shares of the DE Trust or any series to be converted into

The IL Governing Documents do not address this topic directly. See “Appendix D - Comparison of State Laws” for provisions regarding mergers and consolidations under the Business Corporation Act of 1983.

	DE Governing Documents	IL Governing Documents

beneficial interests in another statutory trust (or series thereof), (iii) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (iv) a sale of assets of the DE Trust or one or more of its series. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by vote as provided in the DE Declaration; provided that in all respects not governed by statute or applicable law, the trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, share exchange, merger or consolidation including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the DE Trust may be transferred and to provide for the conversion of shares of the DE Trust or any series into beneficial interests in such separate statutory trust or trusts (or series thereof). (DE Declaration, Art. VII, Sec. 3).

Amendments
The DE Declaration may be restated and/or amended at any time by an instrument in writing signed by a majority of the trustees then holding office. The Certificate of Trust of the DE Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein. (DE Declaration, Art. VII, Sec. 4).

The board of trustees shall have the power to make, alter and repeal the DE By-Laws. (De By-Laws, Art. IX).

The IL By-Laws may be altered, amended or repealed by the shareholders or the board of directors, but no by-law adopted by the shareholders may be altered, amended or repealed by the board of directors. (IL By-Laws, Art. XII, Sec. 7).

DE Governing Documents	IL Governing Documents
Applicable Law
This DE Declaration is created under and is to be governed by and construed and administered according to the laws of the State of Delaware and the Delaware Statutory Trust Act, as amended from time to time (the “Act”). The Trust shall be a Delaware statutory trust pursuant to such Act, and without limiting the provisions of the DE Declaration, the DE Trust may exercise all powers which are ordinarily exercised by such a statutory trust. (DE Declaration, Art. VII, Sec. 6).
The IL Corporation is organized under the laws of the State of Illinois and the Business Corporation Act of 1983.

APPENDIX F – DISSENTERS’ RIGHTS

Sections 11.65 AND 11.70 of the Illinois Business Corporation Act of 1983,
as Amended

Section 11.65.     Right to Dissent

(a)           A shareholder of a corporation is entitled to dissent from, and obtain payment for his or her shares in the event of any of the following corporate actions:

(1)           consummation of a plan of merger or consolidation or a plan of share exchange to which the corporation is a party if (i) shareholder authorization is required for the merger or consolidation or the share exchange by Section 11.20 or the articles of incorporation or (ii) the corporation is a subsidiary that is merged with its parent or another subsidiary under Section 11.30;

(2)           consummation of a sale, lease or exchange of all, or substantially all, of the property and assets of the corporation other than in the usual and regular course of business;

(3)           an amendment of the articles of incorporation that materially and adversely affects rights in respect of a dissenter’s shares because it:

(i)           alters or abolishes a preferential right of such shares;

(ii)           alters or abolishes a right in respect of redemption, including a provision respecting a sinking fund for the redemption or repurchase, of such shares;

(iii)           in the case of a corporation incorporated prior to January 1, 1982, limits or eliminates cumulative voting rights with respect to such shares; or

(4)           any other corporate action taken pursuant to a shareholder vote if the articles of incorporation, by-laws, or a resolution of the board of directors provide that shareholders are entitled to dissent and obtain payment for their shares in accordance with the procedures set forth in Section 11.70 or as may be otherwise provided in the articles, by-laws or resolution.

(b)           A shareholder entitled to dissent and obtain payment for his or her shares under this Section may not challenge the corporate action creating his or her entitlement unless the action is fraudulent with respect to the shareholder or the corporation or constitutes a breach of a fiduciary duty owed to the shareholder.

(c)           A record owner of shares may assert dissenters’ rights as to fewer than all the shares recorded in such person’s name only if such person dissents with respect to all shares beneficially owned by any one person and notifies the corporation in writing of the name and address of each person on whose behalf the record owner asserts dissenters’ rights.  The rights of a partial dissenter are determined as if the shares as to which dissent is made and the other shares were recorded in the names of different shareholders.  A beneficial owner of shares who is not the record owner may assert dissenters’ rights as to shares held on such person’s behalf only if the beneficial owner submits to the corporation the record owner’s written consent to the dissent before or at the same time the beneficial owner asserts dissenters’ rights.

Section 11.70.       Procedure to Dissent

(a)           If the corporate action giving rise to the right to dissent is to be approved at a meeting of shareholders, the notice of meeting shall inform the shareholders of their right to dissent and the procedure to dissent.  If, prior to the meeting, the corporation furnishes to the shareholders material information with respect to the transaction that will objectively enable a shareholder to vote on the transaction and to determine whether or not to exercise dissenters’ rights, a shareholder may assert dissenters’ rights only if the shareholder delivers to the corporation before the vote is taken a written demand for payment for his or her shares if the proposed action is consummated, and the shareholder does not vote in favor of the proposed action.

(b)           If the corporate action giving rise to the right to dissent is not to be approved at a meeting of shareholders, the notice to shareholders describing the action taken under Section 11.30 or Section 7.10 shall inform the shareholders of their right to dissent and the procedure to dissent.  If, prior to or concurrently with the notice, the corporation furnishes to the shareholders material information with respect to the transaction that will objectively enable a shareholder to determine whether or not to exercise dissenters’ rights, a shareholder may assert dissenter’s rights only if he or she delivers to the corporation within 30 days from the date of mailing the notice a written demand for payment for his or her shares.

(c)           Within 10 days after the date on which the corporate action giving rise to the right to dissent is effective or 30 days after the shareholder delivers to the corporation the written demand for payment, whichever is later, the corporation shall send each shareholder who has delivered a written demand for payment a statement setting forth the opinion of the corporation as to the estimated fair value of the shares, the corporation’s latest balance sheet as of the end of a fiscal year ending not earlier than 16 months before the delivery of the statement, together with the statement of income for that year and the latest available interim financial statements, and either a commitment to pay for the shares of the dissenting shareholder at the estimated fair value thereof upon transmittal to the corporation of the certificate or certificates, or other evidence of ownership, with respect to the shares, or instructions to the dissenting shareholder to sell his or her shares within 10 days after delivery of the corporation’s statement to the shareholder.  The corporation may instruct the shareholder to sell only if there is a public market for the shares at which the shares may be readily sold.  If the shareholder does not sell within that 10 day period after being so instructed by the corporation, for purposes of this Section the shareholder shall be deemed to have sold his or her shares at the average closing price of the shares, if listed on a national exchange, or the average of the bid and asked price with respect to the shares quoted by a principal market maker, if not listed on a national exchange, during that 10 day period.

(d)           A shareholder who makes written demand for payment under this Section retains all other rights of a shareholder until those rights are cancelled or modified by the consummation of the proposed corporate action.  Upon consummation of that action, the corporation shall pay to each dissenter who transmits to the corporation the certificate or other evidence of ownership of the shares the amount the corporation estimates to be the fair value of the shares, plus accrued interest, accompanied by a written explanation of how the interest was calculated.

(e)           If the shareholder does not agree with the opinion of the corporation as to the estimated fair value of the shares or the amount of interest due, the shareholder, within 30 days from the delivery of the corporation’s statement of value, shall notify the corporation in writing of the shareholder’s estimated fair value and amount of interest due and demand payment for the difference between the shareholder’s estimate of fair value and interest due and the amount of the payment by the corporation or the proceeds of sale by the shareholder, whichever is applicable because of the procedure for which the corporation opted pursuant to subsection (c).

(f)           If, within 60 days from delivery to the corporation of the shareholder notification of estimate of fair value of the shares and interest due, the corporation and the dissenting shareholder have not agreed in writing upon the fair value of the shares and interest due, the corporation shall either pay the difference in value demanded by the shareholder, with interest, or file a petition in the circuit court of the county in which either the registered office or the principal office of the corporation is located, requesting the court to determine the fair value of the shares and interest due.  The corporation shall make all dissenters, whether or not residents of this State, whose demands remain unsettled parties to the proceeding as an action against their shares and all parties shall be served with a copy of the petition.  Nonresidents may be served by registered or certified mail or by publication as provided by law.  Failure of the corporation to commence an action pursuant to this Section shall not limit or affect the right of the dissenting shareholders to otherwise commence an action as permitted by law.

(g)           The jurisdiction of the court in which the proceeding is commenced under subsection (f) by a corporation is plenary and exclusive.  The court may appoint one or more persons as appraisers to receive evidence and recommend decision on the question of fair value.  The appraisers have the power described in the order appointing them, or in any amendment to it.

(h)           Each dissenter made a party to the proceeding is entitled to judgment for the amount, if any, by which the court finds that the fair value of his or her shares, plus interest, exceeds the amount paid by the corporation or the proceeds of sale by the shareholder, whichever amount is applicable.

(i)           The court, in a proceeding commenced under subsection (f), shall determine all costs of the proceeding, including the reasonable compensation and expenses of the appraisers, if any, appointed by the court under subsection (g), but shall exclude the fees and expenses of counsel and experts for the respective parties.  If the fair value of the shares as determined by the court materially exceeds the amount which the corporation estimated to be the fair value of the shares or if no estimate was made in accordance with subsection (c), then all or any part of the costs may be assessed against the corporation.  If the amount which any dissenter estimated to be the fair value of the shares materially exceeds the fair value of the shares as determined by the court, then all or any part of the costs may be assessed against that dissenter.  The court may also assess the fees and expenses of counsel and experts for the respective parties, in amounts the court finds equitable, as follows:

(1)           Against the corporation and in favor of any or all dissenters if the court finds that the corporation did not substantially comply with the requirements of subsections (a), (b), (c), (d), or (f).

(2)           Against either the corporation or a dissenter and in favor of any other party if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this Section.

If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated and that the fees for those services should not be assessed against the corporation, the court may award to that counsel reasonable fees to be paid out of the amounts awarded to the dissenters who are benefited.  Except as otherwise provided in this Section, the practice, procedure, judgment and costs shall be governed by the Code of Civil Procedure.

(j)           As used in this Section:

(1)           “Fair value”, with respect to a dissenter’s shares, means the proportionate interest of the shareholder in the corporation, without discount for minority status or, absent extraordinary circumstance, lack of marketability, immediately before the consummation of the corporate action to which the dissenter objects excluding any appreciation or depreciation in anticipation of the corporate action, unless exclusion would be inequitable.

(2)           “Interest” means interest from the effective date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all the circumstances.

Fort Dearborn Income Securities, Inc.

Proxy for Special Meeting of Shareholders – April 18, 2016

The undersigned, revoking previous proxies, hereby appoint(s) Tammie Lee and William T. MacGregor, or any one of them, attorneys, with full power of substitution, to vote all shares of the Fund(s) of Fort Dearborn Income Securities, Inc. (“Fort Dearborn”), as indicated above, which the undersigned is entitled to vote at a Special Meeting of Shareholders of Fort Dearborn to be held at the principal executive offices of Fort Dearborn, One North Wacker Drive, ___ Floor, Chicago, Illinois 60606 on April 18, 2016, at 12:00 p.m., Central Time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal(s) described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement is hereby acknowledged. This proxy is solicited on behalf of the Board of Directors of Fort Dearborn.

QUESTIONS ABOUT THIS PROXY?

Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at [INSERT NUMBER].  Representatives are available [Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.]

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Fort Dearborn Income Securities, Inc.

Proxy for Special Meeting of Shareholders — April 18, 2016

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

Shareholder sign here

Joint owner sign here

Date:

Please see the instructions below if you wish to vote by PHONE, MAIL or via the INTERNET.

CALL:	To vote your proxy by phone, call toll-free [INSERT NUMBER] and enter the control number found on the reverse side of this proxy card.

LOG-ON:	To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

Fort Dearborn Income Securities, Inc.
CONTROL NUMBER

WE NEED YOUR PROXY VOTE AS SOON AS POSSIBLE.

 YOUR PROMPT ATTENTION WILL HELP TO AVOID
THE EXPENSE OF FURTHER SOLICITATION.

Please remember to sign and date the reverse side before mailing in your vote.

PLEASE REFER TO THE PROXY STATEMENT DISCUSSION OF THIS PROPOSAL(S).  IF NO DIRECTION IS MADE, AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY WILL BE VOTED FOR THE PROPOSAL.   AS TO ANY OTHER MATTER, SAID ATTORNEYS WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING:

1.	PROPOSAL: 1.
To approve an Agreement and Plan of Reorganization providing for the: (i) acquisition by The UBS Funds, a Delaware statutory trust (the “UBS Trust”), on behalf of its series, UBS Total Return Bond Fund  (the “Acquiring Fund”) of all of the property, assets and goodwill of Fort Dearborn Income Securities, Inc. (the “Target Fund”), in exchange solely for Class P shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the UBS Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund; (iii) the distribution of Class P shares of the Acquiring Fund to the shareholders of the Target Fund according to their respective interests in complete liquidation of the Target Fund; and (iv) the dissolution of the Target Fund as soon as practicable after the closing.

To vote the proxy, please use the boxes below.
FOR	AGAINST	ABSTAIN
□	□	□

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
UBS TOTAL RETURN BOND FUND,
a series of
THE UBS FUNDS

Dated _________, 2016

Acquisition of Substantially All of the Assets of:

FORT DEARBORN INCOME SECURITIES, INC.

By and in exchange for shares of

UBS TOTAL RETURN BOND FUND
(a series of The UBS Funds)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets and liabilities of Fort Dearborn Income Securities, Inc. (“Fort Dearborn”), by and in exchange for Class P shares of UBS Total Return Bond Fund (the “Acquiring Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of the Acquiring Fund dated ______, 2016 (previously filed on EDGAR, Accession No. __________).

2.
Annual Report of Fort Dearborn for the fiscal year ended September 30, 2015 (previously filed on EDGAR, Accession No. 0001193125-15-395311).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.
Annual Report of the Acquiring Fund for the fiscal year ended June 30, 2015 (previously filed on EDGAR, Accession No. 0001104659-15-064057).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated _______, 2016 relating to the above-referenced transaction and the Special Meeting of Shareholders of Fort Dearborn that will be held on April 18, 2016.

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You can request a copy of the Prospectus/Proxy Statement by calling 1-800-_____________ or by writing to [address].

General Information

This SAI and the Prospectus/Proxy Statement are related to the acquisition of all of the assets of Fort Dearborn by the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of Fort Dearborn Fund.  Such assets and liabilities are proposed to be exchanged for Class P shares of the Acquiring Fund (“Acquiring Fund Shares”) that have an aggregate net asset value (“NAV”) equal to the dollar value of the net assets delivered to the Acquiring Fund by Fort Dearborn.  Fort Dearborn will distribute to its shareholders the Acquiring Fund Shares it receives.  Each shareholder of Fort Dearborn will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of Fort Dearborn.  The Acquiring Fund Shares issued to Fort Dearborn shareholders will be equal in number to the number of full and fractional shares of the corresponding class of the shares of Fort Dearborn held by such shareholders on the closing date, and Fort Dearborn will be completely liquidated (collectively, the “Transaction”).  The Transaction will provide for the reorganization of Fort Dearborn from a closed-end investment company into the Acquiring Fund, an open-end investment company.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the Transaction because Fort Dearborn will be reorganized into the Acquiring Fund, which is a newly organized shell fund with no assets and liabilities that will commence investment operations upon completion of the Transaction and continue the operations of Fort Dearborn.

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PART C

OTHER INFORMATION

Item 15.
Indemnification.   Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant’s Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.  Trustee’s Good Faith Action, Expert Advice, No Bond or Surety.  The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

Indemnification of Registrant’s advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)
Each Series’ investment advisory agreement between the Registrant, on behalf of the series, and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), all of which are incorporated herein by reference, as follows:

(1)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Global Sustainable Equity Fund (f/k/a UBS International Equity Fund), dated April 25, 1995, as amended;

(2)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Core Plus Bond Fund (f/k/a UBS U.S. Bond Fund), dated July 1, 2002;

(3)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Equity Fund, dated July 1, 2002;

(4)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Equity Opportunity Fund (f/k/a U.S. Large Cap Value Equity Fund), dated July 1, 2002;

(5)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

(6)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;

(7)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Fund, dated December 10, 1998, as amended;

(8)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

(9)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Defensive Equity Fund (f/k/a UBS U.S. Equity Alpha Fund);

(10)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Asset Growth Fund ( f/k/a UBS Global Frontier Fund);

(11)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Equity Long-Short Multi-Strategy Fund (f/k/a UBS Market Neutral Multi-Strategy Fund);

(12)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Fixed Income Opportunities Fund;

(13)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Multi-Asset Income Fund; and

(14)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Debt Fund.

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(15)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Municipal Bond Fund.

(16)	Section 7 of the Investment Advisory Agreement of behalf of the UBS Total Return Bond Fund.

(b)	Sections 3.1, 6.1 and 7.1 of the Global Custody Agreement between the Registrant and JPMorgan Chase Bank, National Association, which is incorporated herein by reference.

(c)
Section 9(a) of the Principal Underwriting Contract between UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) and the Registrant on behalf of each series dated November 5, 2001, which is incorporated herein by reference.

(d)	Section 12 of the Transfer Agency and Related Services Agreement between PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.

(e)
Sections 8 and 9 of the Administration Contract between UBS Asset Management (Americas) Inc. (formerly UBS Global Asset Management (Americas) Inc.) and the Registrant on behalf of each series, which is incorporated herein by reference.

(f)	Sections 3.1, 6.1 and 6.4 of the Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A., which is incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)           Copies of charter of the Registrant now in effect;

(a)
Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) on September 15, 1998.

(i)
Amendment to Certificate of Trust dated February 15, 2002 changing the Trust’s name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

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(b)
Amended and Restated Agreement and Declaration of Trust (the “Declaration”) effective as of September 28, 2004, as amended April 26, 2012, is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(i)
Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(ii)
Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated November 8, 2011 is incorporated herein by reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 6, 2012.

(iii)
Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust dated September 25, 2014 is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(2)	Copies of the bylaws or corresponding instrument of the Registrant;

(a)
By-Laws of The UBS Funds (f/k/a The Brinson Funds) (April 25, 1995), are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on August 29, 1996.

(i)
Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(ii)
Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)    Form of Plan of Reorganization of the Registrant, on behalf of its series’ the UBS Total Return Bond Fund, is filed as Exhibit A to the Combined Information Statement/Prospectus and is filed herewith.

4

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(b)
The rights of security holders of the Registrant are further defined in the following sections of the Registrant’s By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i)           By-Laws.

Article II - “Meeting of Shareholders.”

(ii)           Declaration.

Article III – “Shares” and Article V – “Shareholders’ Voting Powers and Meetings.”

(6)	Investment Advisory Contracts.

(a)
Investment Advisory Agreement dated July 1, 2002 between UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.) (the “Advisor”) and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated July 1, 2005 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(iii)
Amendment Number Three dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(b)
Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS Global Sustainable Equity Fund, f/k/a UBS International Equity Fund, f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund is

5

incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(i)
Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund, n/k/a UBS Global Sustainable Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on December 7, 2000.

(ii)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS Global Sustainable Equity Fund, f/k/a UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(c)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number One dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(d)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Core Plus Bond Fund (f/k/a UBS U.S. Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number one dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Core Plus Bond Fund (f/k/a UBS U.S. Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(e)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

6

(i)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(f)
Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 1999.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 31, 2001.

(g)
Investment Advisory Agreement dated July l, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Opportunity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC September 30, 2002.

(i)
Amendment Number One dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Opportunity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Opportunity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(h)
Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment Number One dated June 29, 2007 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(i)
Investment Advisory Agreement dated August 14, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Defensive Equity Fund, f/k/a UBS U.S. Equity Alpha Fund  is incorporated herein by reference to Post-Effective Amendment No. 61 to

7

Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(j)
Investment Advisory Agreement dated July 12, 2007 between the Advisor and the Registrant on behalf of the UBS Asset Growth Fund, f/k/a UBS Global Frontier Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(k)
Investment Advisory Agreement dated June 22, 2010 between the Advisor and the Registrant on behalf of the UBS Equity Long-Short Multi-Strategy Fund (f/k/a UBS Market Neutral Multi-Strategy Fund) is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 30, 2010.

(l)
Investment Advisory Agreement dated November 24, 2010 between the Advisor and the Registrant on behalf of the UBS Fixed Income Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on November 24, 2010.

(m)
Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Multi-Asset Income Fund is incorporated herein by reference to Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 17, 2012.

(n)
Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 16, 2012.

(o)
Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Municipal Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(p)
Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Total Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 118 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on December 17, 2015.

(q)
Expense Limitation Agreement between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2015.

(r)
Expense Limitation Agreement between the Advisor and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2015.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

8

(a)
Principal Underwriting Contract, dated November 5, 2001, between UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association, is incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 29, 2012.

(i)
Amendment to Exhibit A, dated October 24, 2013, to Global Custody Agreement between the Registrant and JPMorgan Chase Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(ii)
Form of Amendment to Exhibit A to Global Custody Agreement between the Registrant and JPMorgan Chase Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Shareholder Services Plan, dated October 29, 2001, as revised September 25, 2014, relating to Class A shares of each Series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(b)
Rule 12b-1 Plan, dated October 29, 2001, as revised September 25, 2014,  related to Class C shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(c)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, dated September 25, 2014, on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

9

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a) Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a) Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Administration Contract, dated April 1, 2006, between UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment to Exhibit A, dated June 24, 2007, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 22, 2007.

(ii)
Amendment to Exhibit A, dated June 30, 2010, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 30, 2010.

(iii)
Amendment to Exhibit A, dated November 24, 2010, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on November 24, 2010.

(iv)
Amendment to Exhibit A, dated April 17, 2012, to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 17, 2012.

(v)
Amendment to Exhibit A, dated October 28, 2013 to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(vi)
Form of Amendment to Exhibit A to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

10

(b)
Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(i)
Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2003.

(ii)
Amendment to Exhibit A, dated June 30, 2010 to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 30, 2010.

(iii)
Amendment to Exhibit A, dated November 24, 2010, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on November 24, 2010.

(iv)
Transfer Agency and Related Services Agreement Amendment, dated December 31, 2009, between PNC Global Investment Servicing (U.S.) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2011.

(v)
Amendment to Exhibit A, dated April 17, 2012, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 17, 2012.

(vi)
Form of Amendment to Exhibit A to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(c)
Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 29, 2012.

(i)
Amendment to Exhibit A, dated October 24, 2013, to Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(14)	Copies of any other opinons, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

11

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney are filed herewith as Exhibit EX-16.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(1)
Joint Code of Ethics of Registrant, the investment adviser and the principal underwriter of the Registrant, as approved on January 7, 2013, is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of New York, and the State of New York, on this 2nd  day of February, 2016.

     The UBS Funds

By: /s/ Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature	Title	Date

/s/ Mark E. Carver	President and Principal	February 2, 2016
Mark E. Carver*	Executive Officer

/s/ Frank K. Reilly	Chairman and	February 2, 2016
Frank K. Reilly*	Trustee

/s/ E. Blake Moore, Jr.	Trustee	February 2, 2016
E. Blake Moore, Jr.*

/s/ Adela Cepeda	Trustee	February 2, 2016
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	February 2, 2016
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	February 2, 2016
Abbie J. Smith*

/s/ John J. Murphy	Trustee	February 2, 2016
John J. Murphy*

/s/ Thomas Disbrow	Treasurer and Principal	February 2, 2016
Thomas Disbrow*	Accounting Officer

* By       _/s/ Tammie Lee___________________________
Tammie Lee, Attorney-in-Fact
(Pursuant to Powers of Attorney filed herewith)

EXHIBIT INDEX

EXHIBIT	NO.
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered	EX-16.11.a
Consent of Independent Registered Public Accounting Firm	EX-16.14.a
Powers of Attorney	EX-16.16.a